UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Global Macro Portfolio

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Global Macro Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Portfolio	$53	1.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$3,794,174,749
# of Portfolio Holdings (including derivatives)	1,455
Portfolio Turnover Rate	89%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.2%
Senior Floating-Rate Loans	1.2%
Foreign Corporate Bonds	5.4%
Common Stocks	5.5%
Sovereign Government Bonds	32.0%
Short-Term Investments	52.7%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Kazakhstan	6.7%
Hungary	5.4%
Nigeria	5.3%
Uzbekistan	4.1%
Taiwan	2.5%
Brazil	2.2%
Iceland	1.8%
Egypt	1.6%
Armenia	1.4%
Zambia	1.4%
Other	8.8%
Total Long Exposure	41.2%
Table Summary
Saudi Arabia	(5.6)%
United Arab Emirates	(7.8)%
Euro	(9.3)%
Other	(10.7)%
Total Short Exposure	(33.4)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Global Macro Absolute Return Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

GM Port.-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2344, Class ZD, 6.50%, 8/15/31	$72	$ 73,982
Series 2458, Class ZB, 7.00%, 6/15/32	178	185,655
Federal National Mortgage Association:
Series 1998-16, Class H, 7.00%, 4/18/28	16	15,831
Series 1998-44, Class ZA, 6.50%, 7/20/28	29	29,903
Series 1999-25, Class Z, 6.00%, 6/25/29	37	37,136
Series 2000-2, Class ZE, 7.50%, 2/25/30	6	6,520
Series 2001-31, Class ZA, 6.00%, 7/25/31	297	300,638
Series 2001-74, Class QE, 6.00%, 12/25/31	129	132,104
Series 2009-48, Class WA, 5.771%, 7/25/39(1)	471	479,314
Series 2011-38, Class SA, 2.221%, (13.157% - 30-day SOFR Average x 3.00), 5/25/41(2)	648	479,145
JPM Lending Facility, 10.649%, (SOFR + 7.00%), 7/15/29(3)	7,013	7,037,037
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(4)	19,615	18,635,132
Total Collateralized Mortgage Obligations (identified cost $28,398,274)		$ 27,412,397

Common Stocks — 5.5%
Security	Shares	Value
Argentina — 0.4%
Banco BBVA Argentina SA ADR	47,072	$ 671,247
Banco Macro SA ADR(5)	29,680	2,136,960
Central Puerto SA ADR(5)	30,447	429,607
Corp. America Airports SA(5)	11,484	286,526
Cresud SA ADR(5)	12,229	137,576
Empresa Distribuidora Y Comercializadora Norte ADR(5)	6,339	158,792
Grupo Financiero Galicia SA ADR(5)	85,214	3,522,747
Grupo Supervielle SA ADR(5)	41,256	339,537
IRSA Inversiones y Representaciones SA ADR(5)	10,125	141,446
Loma Negra Cia Industrial Argentina SA ADR(5)	16,420	181,277
Pampa Energia SA ADR(5)	12,573	1,041,925
Telecom Argentina SA ADR	24,978	298,237
Transportadora de Gas del Sur SA, Class B ADR(5)	22,385	682,966
Vista Energy SAB de CV ADR(5)	30,067	2,234,579
YPF SA ADR(5)	64,680	2,920,949
		$ 15,184,371
Security	Shares	Value
Belgium — 0.0%†
Cenergy Holdings SA	30,003	$ 844,490
		$ 844,490
Brazil — 0.0%†
Adecoagro SA	10,804	$ 152,228
Arcos Dorados Holdings, Inc., Class A	48,862	435,849
		$ 588,077
Bulgaria — 0.2%
Eurohold Bulgaria AD(5)	5,122,901	$ 6,564,276
		$ 6,564,276
Canada — 0.0%†
Amaroq Ltd.(5)	517,800	$ 686,819
Lithium Argentina AG(5)	46,088	468,715
		$ 1,155,534
China — 0.0%†
Shimao Group Holdings Ltd.(5)	582,390	$ 12,419
Times China Holdings Ltd.(5)	1,518,847	10,567
		$ 22,986
Cyprus — 0.4%
Bank of Cyprus Holdings PLC	1,293,000	$ 14,012,030
		$ 14,012,030
Georgia — 0.2%
Georgia Capital PLC(5)	133,952	$ 7,136,440
		$ 7,136,440
Greece — 0.8%
Alpha Bank SA	485,181	$ 1,947,143
Athens International Airport SA	29,513	336,522
CrediaBank SA(5)	1,154,564	1,637,971
Eurobank SA	1,005,367	4,374,404
GEK TERNA SA	41,900	2,013,574
Hellenic Telecommunications Organization SA	74,862	1,600,537
Helleniq Energy Holdings SA	34,400	397,099
Ideal Holdings SA	22,813	156,426
JUMBO SA	48,994	1,337,274
LAMDA Development SA(5)	30,988	220,743
Metlen Energy & Metals PLC(5)	64,250	2,715,353
Motor Oil (Hellas) Corinth Refineries SA	28,366	1,266,125
National Bank of Greece SA	232,955	3,691,914
Optima bank SA	77,763	813,561

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Piraeus Bank SA	352,537	$ 3,337,485
Public Power Corp. SA	119,835	2,544,410
Qualco Group SA(5)	52,437	340,867
Titan SA	16,242	873,046
		$ 29,604,454
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	300,825	$ 2,382,922
MOL Hungarian Oil & Gas PLC	357,666	4,777,057
OTP Bank Nyrt	105,229	14,114,250
Richter Gedeon Nyrt	52,467	2,213,044
		$ 23,487,273
Iceland — 0.4%
Arion Banki Hf.(4)	1,881,577	$ 2,945,231
Bera Hf.(5)	3,273,323	409,548
Eik fasteignafelag Hf.	3,253,209	373,091
Eimskipafelag Islands Hf.	220,734	443,261
Festi Hf.	378,876	1,024,073
Hagar Hf.	1,767,490	1,733,595
Hampidjan Hf.	356,548	259,994
Heimar Hf.	2,553,766	716,954
Icelandair Group Hf.(5)	54,957,023	345,514
Islandsbanki Hf.	2,648,039	3,098,655
Kaldalon Hf.	304,700	64,839
Kvika banki Hf.	6,468,924	818,363
Reitir fasteignafelag Hf.	875,641	810,740
Siminn Hf.	3,639,484	358,892
Sjova-Almennar Tryggingar Hf.	191,700	62,398
Skagi Hf.	2,290,750	351,311
		$ 13,816,459
India — 0.6%
Ambuja Cements Ltd.	98,100	$ 461,382
Apollo Hospitals Enterprise Ltd.	7,200	581,189
Asian Paints Ltd.	16,400	425,554
Bharti Airtel Ltd.	25,200	503,746
Dabur India Ltd.	99,500	464,272
DLF Ltd.	84,900	528,471
Fortis Healthcare Ltd.	59,500	581,945
HDFC Asset Management Co. Ltd.(4)	19,700	565,255
HDFC Bank Ltd.	55,900	457,210
HDFC Life Insurance Co. Ltd.(4)	67,100	416,787
Hero MotoCorp Ltd.	9,000	486,332
Hindustan Aeronautics Ltd.(6)	5,200	238,747
Hindustan Unilever Ltd.	19,500	463,568
Security	Shares	Value
India (continued)
ICICI Bank Ltd.	35,300	$ 473,667
ICICI Prudential Life Insurance Co. Ltd.(4)	67,400	365,838
Infosys Ltd.	127,131	1,600,467
ITC Ltd.	158,600	528,065
Jindal Steel Ltd.	39,700	513,725
JSW Steel Ltd.	42,200	564,959
Kwality Wall's India Ltd.(5)	9,800	2,812
Lodha Developers Ltd.(4)	55,000	524,239
Marico Ltd.	67,900	555,840
Maruti Suzuki India Ltd.	3,300	465,567
Max Healthcare Institute Ltd.	48,700	512,398
Muthoot Finance Ltd.	12,100	438,453
Nippon Life India Asset Management Ltd.(4)	62,500	669,205
Oberoi Realty Ltd.	35,000	618,966
One 97 Communications Ltd.(5)	44,100	512,510
Persistent Systems Ltd.	33,700	1,721,847
Reliance Industries Ltd.	35,300	535,374
SBI Life Insurance Co. Ltd.(4)	21,600	414,843
State Bank of India	44,600	504,470
Tata Consultancy Services Ltd.	66,800	1,752,985
Tata Steel Ltd.	227,300	508,278
TVS Motor Co. Ltd.	13,900	514,743
UltraTech Cement Ltd.	3,900	478,525
Varun Beverages Ltd.	89,200	485,872
Wipro Ltd.	899,000	1,915,558
		$ 23,353,664
Luxembourg — 0.0%†
Alvotech SA(5)	159,503	$ 540,545
		$ 540,545
Nigeria — 0.1%
Access Holdings PLC	2,840,529	$ 55,943
Fidelity Bank PLC(5)	1,331,659	19,304
First HoldCo PLC	11,959,968	559,894
Guaranty Trust Holding Co. PLC	3,866,699	379,737
Nigerian Breweries PLC(5)	542,654	31,073
Transnational Corp. of Nigeria PLC	213,337	6,927
United Bank for Africa PLC	13,107,185	407,053
Zenith Bank PLC	11,224,146	1,066,806
		$ 2,526,737
Philippines — 0.2%
Ayala Corp.	47,840	$ 363,748
Ayala Land, Inc.	1,510,100	371,558
Bank of the Philippine Islands	393,220	572,504

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
BDO Unibank, Inc.	422,827	$ 790,667
International Container Terminal Services, Inc.	162,290	1,880,886
SM Investments Corp.	93,640	923,359
SM Prime Holdings, Inc.	2,655,600	821,773
		$ 5,724,495
Poland — 0.0%†
Budimex SA	4,170	$ 758,119
Grupa Kety SA	2,041	623,367
		$ 1,381,486
Puerto Rico — 0.1%
Liberty Latin America Ltd., Class C(5)	564,900	$ 4,694,319
		$ 4,694,319
Slovenia — 0.2%
Nova Ljubljanska Banka DD GDR(6)	157,872	$ 8,279,827
		$ 8,279,827
Switzerland — 0.0%†
Oculis Holding AG(5)	26,940	$ 725,170
		$ 725,170
United Arab Emirates — 0.2%
Aldar Properties PJSC	1,776,620	$ 3,736,417
Emaar Properties PJSC	1,737,560	5,594,940
		$ 9,331,357
United States — 0.0%†
JBT Marel Corp.(7)	1,771	$ 209,155
JBT Marel Corp.(7)	1,429	170,192
		$ 379,347
Vietnam — 1.1%
Asia Commercial Bank JSC	2,067,600	$ 1,849,339
Bank for Foreign Trade of Vietnam JSC	390,958	889,956
Bank for Investment & Development of Vietnam JSC	835,200	1,273,715
Binh Minh Plastics JSC	37,000	203,732
Coteccons Construction JSC	266,805	883,336
Duc Giang Chemicals JSC	73,500	149,663
FPT Corp.	713,377	2,049,648
FPT Digital Retail JSC(5)	181,125	1,023,012
Gemadept Corp.	768,500	2,200,165
Hoa Phat Group JSC	843,750	889,847
IDICO Corp. JSC	161,460	276,860
Security	Shares	Value
Vietnam (continued)
Khang Dien House Trading & Investment JSC(5)	667,456	$ 644,449
KIDO Group Corp.	13,562	22,535
Kinh Bac City Development Holding Corp.(5)	748,800	964,216
Masan Group Corp.(5)	287,600	839,117
Military Commercial Joint Stock Bank	1,471,877	1,458,793
Mobile World Investment Corp.	929,098	2,971,692
Nam Long Investment Corp.	799,974	843,858
PetroVietnam Gas JSC	402,400	1,152,236
Phat Dat Real Estate Development Corp.(5)	458,136	287,582
Phu Nhuan Jewelry JSC	438,210	1,126,884
Refrigeration Electrical Engineering Corp.	380,599	871,858
Saigon Beer Alcohol Beverage Corp.	454,900	820,331
Saigon Thuong Tin Commercial JSB(5)	456,800	1,172,421
SSI Securities Corp.	1,604,400	1,693,114
Techcom Securities JSC	667,738	1,287,119
Vietnam Dairy Products JSC	737,081	1,708,194
Vietnam Joint Stock Commercial Bank for Industry & Trade	423,929	564,003
Vietnam Prosperity JSC Bank	562,500	565,602
Vietnam Technological & Commercial Joint Stock Bank	1,180,800	1,517,146
Vingroup JSC(5)	443,476	3,630,549
Vinh Hoan Corp.	348,300	809,039
Vinhomes JSC(4)(5)	446,400	2,484,607
VP Bank Securities Ltd. Co.(5)	637,390	665,898
		$ 39,790,516
Total Common Stocks (identified cost $168,365,664)		$ 209,143,853

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Sunac China Holdings Ltd.:
0.00%, 6/23/26(4)	USD	2,985	$ 488,766
0.00%, 6/23/28(4)	USD	2,205	567,910
Times China Holdings Ltd.:
0.00%, 3/30/27(4)	USD	2,687	14,885
0.00%, 3/30/27(4)	USD	558	4,184
Total Convertible Bonds (identified cost $1,898,921)			$ 1,075,745

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Linked Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(8)	TZS	4,316,000	$ 1,971,541
13.75%, 9/27/50(8)	TZS	1,442,100	637,567
Total Credit Linked Notes (identified cost $2,545,199)			$ 2,609,108

Foreign Corporate Bonds — 5.4%
Security	Principal Amount (000's omitted)		Value
Angola — 0.1%
Sonangol Finance Ltd., 10.00%, 1/29/31(6)	USD	2,925	$ 2,995,630
			$ 2,995,630
Argentina — 0.0%†
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(6)	USD	216	$ 163,080
11.00%, 11/1/31(4)	USD	1,157	873,535
			$ 1,036,615
Armenia — 0.0%†
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 1/22/31(6)	USD	1,362	$ 1,371,408
			$ 1,371,408
Brazil — 0.5%
Braskem Netherlands Finance BV:
4.50%, 1/31/30(6)	USD	7,812	$ 4,624,001
7.25%, 2/13/33(6)	USD	5,385	3,089,644
8.00%, 10/15/34(6)	USD	4,453	2,607,855
Raizen Fuels Finance SA:
5.70%, 1/17/35(6)	USD	5,815	3,188,074
6.25%, 7/8/32(6)	USD	7,703	4,236,650
6.45%, 3/5/34(6)	USD	1,148	626,377
			$ 18,372,601
China — 0.0%†
KWG Group Holdings Ltd., 7.875%, 8/30/24(9)	USD	1,571	$ 86,405
Security	Principal Amount (000's omitted)		Value
China (continued)
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(4)(10)	USD	562	$ 16,848
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(4)(10)	USD	842	18,954
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(4)(10)	USD	842	17,556
5.95%, (5.00% cash or 6.00% PIK), 7/21/31(4)(10)	USD	3,114	116,761
Times China Holdings Ltd.:
4.00%, 3/30/29(4)(10)	USD	602	20,307
4.20%, 9/30/32(4)(10)	USD	2,244	70,139
			$ 346,970
Georgia — 0.2%
Bank of Georgia JSC, 9.50% to 7/16/29(6)(11)(12)	USD	3,777	$ 3,958,315
TBC Bank Group PLC, 22.00%, 6/5/28(4)	UZS	41,540,000	3,497,160
			$ 7,455,475
Hungary — 0.1%
MBH Bank Nyrt, 5.25% to 1/29/29, 1/29/30(6)(12)	EUR	3,369	$ 3,974,956
			$ 3,974,956
Iceland — 0.0%
Wow Air Hf., 0.00%, (3 mo. EURIBOR + 9.00%)(9)(11)(13)	EUR	3,679	$ 0
			$ 0
India — 0.2%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	510,000	$ 6,470,527
Reliance Communications Ltd., 6.50%, 11/6/20(6)(9)	USD	1,800	27,000
			$ 6,497,527
Kazakhstan — 0.4%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(4)	KZT	3,466,500	$ 7,254,776
ForteBank JSC:
7.75%, 2/4/30(4)	USD	4,690	4,842,966
9.75% to 11/3/30(6)(11)(12)	USD	4,550	4,667,763
			$ 16,765,505
Kyrgyzstan — 0.1%
Eldik Bank OAO, 8.50%, 4/23/31(6)	USD	3,750	$ 3,760,394
			$ 3,760,394

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(6)(9)	USD	3,667	$ 27,504
10.00%, 12/19/22(6)(9)	USD	1,741	13,059
			$ 40,563
Mongolia — 0.1%
State Bank JSC, 8.90%, 9/25/28(6)	USD	2,510	$ 2,505,524
			$ 2,505,524
Supranational — 0.3%
Asian Development Bank, 14.50%, 6/26/28	UZS	17,111,900	$ 1,479,689
Corp. Andina de Fomento:
7.50%, 4/4/34(6)	INR	559,000	5,653,799
8.25%, 4/26/34	INR	452,000	4,755,552
European Bank for Reconstruction & Development, 17.35%, 3/1/27(6)	USD	401	418,596
			$ 12,307,636
Ukraine — 0.2%
Kernel Holding SA, 6.75%, 10/27/27(6)	USD	1,266	$ 1,227,981
MHP Lux SA:
6.25%, 9/19/29(4)	USD	723	654,940
6.25%, 9/19/29(6)	USD	1,552	1,405,901
10.50%, 7/28/29(6)	USD	5,309	5,450,822
			$ 8,739,644
Uzbekistan — 2.1%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	221,552,000	$ 18,559,174
Ipoteka-Bank ATIB:
17.50%, 10/9/28(6)	UZS	41,010,000	3,551,181
20.50%, 4/25/27(6)	UZS	42,080,000	3,709,974
JSCB Agrobank:
9.25%, 10/2/29(6)	USD	7,973	8,691,860
20.75%, 9/15/28	UZS	127,710,000	11,198,888
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(6)(11)(12)	USD	7,110	7,430,721
19.95%, 4/25/28(6)	UZS	43,950,000	4,008,104
21.00%, 7/24/27(6)	UZS	232,110,000	21,002,911
			$ 78,152,813
Venezuela — 1.1%
Petroleos de Venezuela SA:
5.375%, 4/12/27(6)(9)	USD	10,078	$ 3,816,929
6.00%, 10/28/22(6)(9)	USD	16,976	6,069,094
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
6.00%, 5/16/24(6)(9)	USD	9,558	$ 3,774,536
6.00%, 11/15/26(6)(9)	USD	10,824	4,302,470
8.50%, 10/20/27	USD	100	115,500
8.50%, 10/20/27	USD	8,674	10,017,892
9.00%, 11/17/21(6)(9)	USD	8,232	3,745,372
9.75%, 5/17/35(6)(9)	USD	9,478	4,490,392
12.75%, 2/17/22(6)(9)	USD	9,436	4,854,808
			$ 41,186,993
Total Foreign Corporate Bonds (identified cost $189,332,970)			$ 205,510,254

Insurance Linked Securities — 1.2%
Security	Shares	Value
Reinsurance Side Cars — 0.8%
Beacon RE(5)(13)(14)(15)	2,963,783	$ 2,983,048
Beacon RE(5)(13)(14)(15)	3,536,217	3,536,217
Eden Re II Ltd.:
Series 2023B, 0.00%, 3/19/27(4)(13)(14)(15)	7,394	113,127
Series 2024A, 0.00%, 3/17/28(4)(13)(14)(15)	31,579	83,125
Series 2024B, 0.00%, 3/17/28(4)(13)(14)(15)	6,667	95,123
Series 2025A, 0.00%, 3/19/30(4)(13)(14)(15)	93,023	582,130
Mt. Logan Re Ltd.:
Participating Units(5)(13)(14)(15)	4,000,000	4,206,800
Series A-1(13)(15)(16)	4,400	6,622,091
PartnerRe Ltd.(5)(13)(15)	11	11,454,300
		$ 29,675,961
Segregated Account/Funds — 0.4%
PartnerRe ILS Fund SAC Ltd.(5)(13)(15)(16)	5,700,000	$ 8,022,750
Voussoir Re Ltd.(5)(13)(15)	815	1,161,383
Voussoir Re Ltd.(5)(13)(15)	4,531	6,165,557
		$ 15,349,690
Total Insurance Linked Securities (identified cost $38,852,758)		$ 45,025,651

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Loan Participation Notes — 0.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.1%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(6)(13)(17)	UZS	62,624,565	$ 5,258,038
Total Loan Participation Notes (identified cost $5,368,712)			$ 5,258,038

Senior Floating-Rate Loans — 1.2%(18)
Borrower/Description	Principal Amount (000’s omitted)	Value
Argentina — 0.5%
Provincia De Neuquen:
Term Loan, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$598	$ 603,934
Term Loan, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	478	482,775
VMOS SA:
Term Loan, 9.075% - 9.188%, (6 mo. USD Term SOFR + 5.50%), 7/8/30	11,749	11,920,088
Term Loan, 7/8/30(19)	8,131	8,130,920
		$ 21,137,717
Suriname — 0.7%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(19)	$22,624	$ 22,624,387
Term Loan, 9.167%, (3 mo. USD Term SOFR + 5.50%), 5/24/32	2,376	2,409,915
		$ 25,034,302
Total Senior Floating-Rate Loans (identified cost $45,841,812)		$ 46,172,019

Sovereign Government Bonds — 32.1%
Security	Principal Amount (000's omitted)		Value
Albania — 1.3%
Albania Government International Bonds:
3.50%, 11/23/31(6)	EUR	3,050	$ 3,530,775
4.75%, 2/14/35(6)	EUR	6,476	7,559,671
5.90%, 6/9/28(6)	EUR	6,602	8,091,554
Security	Principal Amount (000's omitted)		Value
Albania (continued)
Albanian Government Bonds:
3.70%, 1/10/28	ALL	31,600	$ 390,692
3.90%, 1/22/30	ALL	90,600	1,139,480
4.05%, 2/7/32	ALL	247,000	3,099,966
4.30%, 7/10/27	ALL	293,600	3,643,356
4.70%, 2/23/27	ALL	78,200	970,697
4.95%, 7/22/29	ALL	876,300	11,391,489
5.25%, 1/26/29	ALL	487,600	6,336,940
5.25%, 1/23/35	ALL	107,600	1,408,397
5.59%, 2/19/40	ALL	81,000	1,053,149
6.13%, 7/25/34	ALL	36,300	500,430
			$ 49,116,596
Angola — 0.3%
Angola Government International Bonds:
9.125%, 11/26/49(6)	USD	3,116	$ 2,982,761
9.244%, 1/15/31(6)	USD	2,823	3,015,150
9.375%, 3/31/33(6)	USD	3,361	3,563,207
			$ 9,561,118
Argentina — 1.8%
Argentina Bonar Bonds:
0.75% to 7/9/27, 7/9/30(20)	USD	62,725	$ 38,343,792
1.00%, 7/9/29	USD	290	177,277
Province of Santa Fe, 8.10%, 12/11/34(6)	USD	7,406	7,276,395
Provincia de Cordoba:
8.60%, 2/3/35(4)	USD	2,973	2,876,378
9.75%, 7/2/32(4)	USD	5,382	5,606,699
9.75%, 7/2/32(6)	USD	2,254	2,348,105
Provincia del Chubut Argentina, 9.45%, 4/29/36(4)	USD	11,927	12,314,627
			$ 68,943,273
Armenia — 1.3%
Republic of Armenia Treasury Bonds:
8.60%, 4/29/30	AMD	2,822,575	$ 7,821,385
9.00%, 10/29/35	AMD	7,364,174	20,394,995
9.25%, 4/29/28	AMD	1,439,030	4,019,240
9.60%, 10/29/33	AMD	4,241,233	12,213,359
9.75%, 10/29/50	AMD	618,877	1,806,022
9.75%, 10/29/52	AMD	673,150	1,959,822
			$ 48,214,823

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Barbados — 0.2%
Barbados Government International Bonds, 8.00%, 6/26/35(6)	USD	7,699	$ 8,275,270
			$ 8,275,270
Benin — 0.1%
Benin Government International Bonds:
4.875%, 1/19/32(6)	EUR	1,315	$ 1,487,177
4.95%, 1/22/35(6)	EUR	565	599,925
Benin Sukuk SA, 6.20%, 1/29/33(4)	USD	921	874,467
			$ 2,961,569
Bosnia and Herzegovina — 0.3%
Republic of Srpska International Government Bonds:
6.25%, 4/2/31(6)	EUR	3,180	$ 3,786,849
6.375%, 5/8/33(6)(21)	EUR	7,180	8,268,381
			$ 12,055,230
Brazil — 3.9%
Brazil Letras do Tesouro Nacional:
0.00%, 7/1/26	BRL	175,000	$ 34,578,449
0.00%, 10/1/26	BRL	383,200	73,231,012
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/35(22)	BRL	45,664	40,500,028
			$ 148,309,489
Colombia — 1.5%
Colombia TES:
7.00%, 3/26/31	COP	38,770,100	$ 8,125,619
7.00%, 6/30/32	COP	3,102,000	615,347
11.75%, 1/24/35	COP	73,071,300	18,275,777
12.50%, 2/27/30	COP	22,876,000	5,952,303
13.25%, 2/9/33	COP	94,426,400	25,084,286
			$ 58,053,332
Congo — 0.2%
DRC International Bonds, 9.50%, 4/16/37(6)	USD	7,346	$ 7,514,325
			$ 7,514,325
Egypt — 1.6%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	1,722,389	$ 31,979,381
24.458%, 10/1/27	EGP	1,095,914	20,300,428
Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government International Bonds, 9.45%, 2/4/33(6)	USD	7,211	$ 7,799,667
			$ 60,079,476
Ethiopia — 0.7%
Ethiopia Government International Bonds, 6.625%, 12/11/24(6)(9)	USD	24,357	$ 25,142,757
			$ 25,142,757
Georgia — 0.2%
Georgia Government International Bonds, 5.125%, 1/28/31(6)	USD	9,430	$ 9,164,297
			$ 9,164,297
Ghana — 0.1%
Ghana Government International Bonds:
0.00%, 7/3/26(6)	USD	408	$ 404,008
5.00% to 7/3/28, 7/3/29(6)(20)	USD	3,404	3,341,249
			$ 3,745,257
Hungary — 0.9%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	6,385,380	$ 15,272,833
3.00%, 4/25/41	HUF	4,003,140	9,157,440
4.00%, 4/28/51	HUF	164,600	391,333
7.00%, 10/24/35	HUF	2,353,900	8,149,101
			$ 32,970,707
India — 0.7%
India Government Bonds:
7.09%, 8/5/54	INR	470,600	$ 4,684,995
7.24%, 8/18/55	INR	2,288,850	23,194,100
			$ 27,879,095
Kazakhstan — 2.1%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	4,212,153	$ 7,466,964
5.50%, 9/20/28	KZT	22,984	39,771
5.50%, 4/24/32	KZT	4,933,059	6,661,408
7.22%, 12/10/28	KZT	3,288,706	5,840,972
7.68%, 8/13/29	KZT	4,275,318	7,428,981
8.44%, 5/10/31	KZT	1,808,788	2,972,199
8.66%, 4/4/33	KZT	2,945,627	4,574,995
10.55%, 7/28/29	KZT	1,226,683	2,316,921
10.69%, 8/23/33	KZT	979,231	1,680,340

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
Kazakhstan Government Bonds: (continued)
11.05%, 1/28/37	KZT	143,864	$ 236,955
14.00%, 5/12/31	KZT	3,469,539	7,076,505
14.00%, 5/19/32	KZT	34,476	70,008
14.00%, 2/13/35	KZT	6,966,116	13,963,400
14.45%, 6/5/33	KZT	1,483,264	3,054,365
14.50%, 3/6/34	KZT	657,741	1,354,056
14.60%, 3/6/32	KZT	87,910	182,598
15.18%, 2/5/32	KZT	3,956,257	8,392,689
16.95%, 10/9/30	KZT	3,045,179	6,841,340
			$ 80,154,467
Kenya — 0.1%
Republic of Kenya Government International Bonds:
7.875%, 10/9/33(6)	USD	1,373	$ 1,311,586
8.70%, 2/26/39(6)	USD	881	832,551
8.80%, 10/9/38(6)	USD	972	927,042
			$ 3,071,179
Lebanon — 0.8%
Lebanon Government International Bonds:
5.80%, 4/14/20(6)(9)	USD	13,899	$ 3,544,245
6.00%, 1/27/23(6)(9)	USD	3,481	882,869
6.10%, 10/4/22(6)(9)	USD	13,750	3,479,850
6.15%, 6/19/20(6)(9)	USD	2,969	751,992
6.20%, 2/26/25(6)(9)	USD	1,763	448,899
6.25%, 5/27/22(6)(9)	USD	1,820	461,415
6.25%, 11/4/24(6)(9)	USD	1,890	478,761
6.25%, 6/12/25(6)(9)	USD	2,685	684,675
6.375%, 3/9/20(6)(9)	USD	330	83,841
6.40%, 5/26/23(6)(9)	USD	15,473	3,946,775
6.60%, 11/27/26(6)(9)	USD	2,192	556,605
6.65%, 4/22/24(6)(9)	USD	13,208	3,368,700
6.65%, 11/3/28(6)(9)	USD	1,857	473,063
6.65%, 2/26/30(6)(9)	USD	3,078	792,551
6.75%, 11/29/27(6)(9)	USD	5,426	1,389,968
6.85%, 3/23/27(6)(9)	USD	1,600	406,722
6.85%, 5/25/29(6)(9)	USD	11,474	2,943,978
7.00%, 12/3/24(6)(9)	USD	1,650	418,976
7.00%, 3/20/28(6)(9)	USD	4,863	1,245,360
7.00%, 4/22/31(6)(9)	USD	6,931	1,817,027
7.00%, 3/23/32(6)(9)	USD	1,983	520,260
7.05%, 11/2/35(6)(9)	USD	1,137	297,823
7.25%, 3/23/37(6)(9)	USD	3,253	849,377
Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
8.20%, 5/17/33(6)(9)	USD	1,136	$ 299,623
8.25%, 4/12/21(6)(9)	USD	520	138,207
			$ 30,281,562
Mongolia — 0.1%
Mongolia Government International Bonds:
5.95%, 3/9/32(4)	USD	200	$ 201,849
6.625%, 2/25/30(4)	USD	600	617,932
6.625%, 2/25/30(6)	USD	4,200	4,325,522
7.875%, 6/5/29(6)	USD	400	425,835
			$ 5,571,138
Montenegro — 0.4%
Montenegro Government International Bonds, 4.875%, 4/1/32(6)	EUR	11,663	$ 13,779,382
			$ 13,779,382
Mozambique — 0.0%†
Mozambique International Bonds, 9.00%, 9/15/31(6)	USD	642	$ 527,643
			$ 527,643
New Zealand — 2.6%
New Zealand Government Bonds:
2.75%, 4/15/37(6)	NZD	11,330	$ 5,528,271
4.25%, 5/15/34	NZD	26,957	15,586,562
4.25%, 5/15/36	NZD	37,000	21,018,689
4.50%, 5/15/35	NZD	41,020	23,961,292
5.00%, 5/15/54(23)	NZD	1,360	771,469
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/40(6)(22)	NZD	23,576	13,324,529
3.25%, 9/20/50(22)	NZD	27,805	16,780,758
			$ 96,971,570
Nigeria — 0.4%
Nigeria Government Bonds:
17.95%, 6/25/32	NGN	11,771,379	$ 9,017,378
18.50%, 2/21/31	NGN	1,503,940	1,170,787
19.00%, 2/21/34	NGN	4,500,470	3,718,150
22.60%, 1/29/35	NGN	1,604,202	1,560,603
			$ 15,466,918

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Paraguay — 0.4%
Paraguay Government Bonds:
7.90%, 2/9/31(4)	PYG	55,698,000	$ 9,122,467
7.90%, 2/9/31(6)	PYG	14,511,000	2,376,677
8.50%, 3/4/35(4)	PYG	16,049,000	2,656,576
			$ 14,155,720
Philippines — 0.4%
Philippines Government Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 16,037,213
			$ 16,037,213
Poland — 1.9%
Republic of Poland Government Bonds, 2.00%, 8/25/36(22)	PLN	282,447	$ 71,512,208
			$ 71,512,208
Serbia — 0.3%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	211,870	$ 2,045,119
7.00%, 10/26/31	RSD	898,610	9,801,810
			$ 11,846,929
Sri Lanka — 0.8%
Sri Lanka Government Bonds:
8.75%, 3/15/36(1)	LKR	75,128	$ 186,997
8.75%, 9/15/37(1)	LKR	75,128	184,084
8.75%, 9/15/38(1)	LKR	75,128	182,418
8.75%, 9/15/39(1)	LKR	75,128	180,942
8.75%, 9/15/40(1)	LKR	75,128	179,636
8.75%, 9/15/41(1)	LKR	75,128	178,479
8.75%, 9/15/42(1)	LKR	75,128	177,454
8.75%, 9/15/43(1)	LKR	75,128	176,547
9.00%, 10/1/32	LKR	249,000	720,604
9.00%, 6/1/33	LKR	40,000	113,717
9.00%, 11/1/33	LKR	2,231,000	6,317,202
9.75%, 7/1/30	LKR	1,668,000	5,171,598
10.25%, 9/15/34	LKR	836,000	2,516,336
10.35%, 10/15/29	LKR	184,000	584,279
11.00%, 10/15/28	LKR	673,000	2,169,169
11.00%, 9/15/29	LKR	571,000	1,845,145
11.00%, 12/15/29	LKR	1,043,000	3,369,766
11.00%, 5/15/30	LKR	94,000	303,974
11.00%, 10/15/30	LKR	329,000	1,063,430
11.25%, 3/15/31	LKR	77,000	250,796
11.50%, 12/15/32	LKR	374,000	1,211,152
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
11.75%, 6/15/29	LKR	85,000	$ 279,775
Sri Lanka Government International Bonds, 1.50% to 12/15/26, 6/15/38(4)(20)	USD	4,348	2,900,087
			$ 30,263,587
Suriname — 0.8%
Suriname Government International Bonds:
7.70%, 11/6/30(4)	USD	5,364	$ 5,582,583
7.70%, 11/6/30(6)	USD	2,071	2,155,393
8.50%, 11/6/35(4)	USD	19,837	21,556,868
			$ 29,294,844
Tunisia — 0.0%†
Tunisian Republic, 3.50%, 2/3/33	JPY	300,000	$ 1,553,819
			$ 1,553,819
Turkey — 0.1%
Turkiye Government Bonds, 40.918%, 7/4/29(3)	TRY	88,644	$ 1,965,736
			$ 1,965,736
Uganda — 0.9%
Republic of Uganda Government Bonds:
14.25%, 6/22/34	UGX	330,800	$ 84,828
14.375%, 2/3/33	UGX	2,759,100	720,977
15.00%, 6/18/43	UGX	14,727,300	3,783,465
15.80%, 6/23/39	UGX	73,037,800	19,691,219
16.25%, 11/8/35	UGX	41,119,200	11,531,052
			$ 35,811,541
Ukraine — 0.7%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(6)(20)	USD	573	$ 292,780
0.00% to 2/1/27, 2/1/36(6)(20)	USD	2,847	1,455,860
4.00% to 2/1/27, 2/1/32(6)(20)	USD	2,602	1,997,999
4.50% to 2/1/27, 2/1/29(6)(20)	USD	1,547	1,208,388
4.50% to 2/1/27, 2/1/34(6)(20)	USD	12,148	7,466,860
4.50% to 2/1/27, 2/1/35(6)(20)	USD	18,504	11,202,438
4.50% to 2/1/27, 2/1/36(6)(20)	USD	6,083	3,616,739
			$ 27,241,064

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United Arab Emirates — 0.1%
Abu Dhabi Government International Bonds, 5.00%, 4/30/34(6)	USD	2,000	$ 2,049,245
			$ 2,049,245
Uzbekistan — 2.0%
National Bank of Uzbekistan, 19.875%, 7/5/27(6)	UZS	90,660,000	$ 7,943,685
Republic of Uzbekistan Bonds:
12.25%, 4/13/29(6)	UZS	598,440,000	50,786,854
15.50%, 2/25/28(6)	UZS	78,000,000	7,021,483
16.25%, 10/12/26(6)	UZS	112,430,000	9,773,205
16.625%, 5/29/27(6)	UZS	12,500,000	1,110,064
			$ 76,635,291
Venezuela — 0.8%
Venezuela Government International Bonds:
6.00%, 12/9/20(6)(9)	USD	3,536	$ 1,533,740
7.00%, 12/1/18(6)(9)	USD	4,066	1,794,123
7.00%, 3/31/38(6)(9)	USD	426	201,285
7.65%, 4/21/25(6)(9)	USD	4,430	2,103,142
7.75%, 10/13/19(6)(9)	USD	8,013	3,684,115
8.25%, 10/13/24(6)(9)	USD	9,421	4,557,409
9.00%, 5/7/23(6)(9)	USD	6,187	3,116,903
9.25%, 9/15/27(9)	USD	6,470	3,414,542
9.25%, 5/7/28(6)(9)	USD	1,030	526,332
9.375%, 1/13/34(9)	USD	447	234,675
11.75%, 10/21/26(6)(9)	USD	2,064	1,181,238
11.95%, 8/5/31(6)(9)	USD	5,464	3,121,538
12.75%, 8/23/22(6)(9)	USD	9,158	5,229,446
13.625%, 8/15/18(6)(9)	USD	1,239	703,133
13.625%, 8/15/49(9)	USD	942	534,585
			$ 31,936,206
Zambia — 1.3%
Zambia Government Bonds:
13.00%, 9/20/31(6)	ZMW	4,455	$ 223,401
13.00%, 6/26/33	ZMW	12,254	587,753
14.00%, 7/24/38	ZMW	4,548	210,141
14.50%, 2/16/28	ZMW	40,000	2,159,107
14.90%, 2/16/29	ZMW	45,500	2,472,941
14.98%, 2/16/31	ZMW	2,000	107,733
16.00%, 10/27/28	ZMW	14,104	783,703
16.00%, 11/24/28	ZMW	8,815	490,336
16.00%, 2/16/33	ZMW	44,665	2,423,195
16.10%, 1/26/31	ZMW	17,631	984,958
16.49%, 11/24/30	ZMW	20,274	1,147,468
Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bonds: (continued)
16.60%, 2/16/36	ZMW	86,378	$ 4,673,155
16.85%, 1/26/33	ZMW	25,612	1,423,180
16.95%, 12/22/32	ZMW	17,975	1,012,960
17.00%, 11/24/32	ZMW	23,801	1,329,606
17.19%, 1/26/36	ZMW	53,349	2,948,180
17.50%, 11/24/35	ZMW	28,208	1,577,701
17.50%, 12/22/35	ZMW	19,824	1,107,484
17.59%, 2/16/41	ZMW	303,242	16,351,771
18.49%, 5/27/32	ZMW	4,455	269,123
18.79%, 1/26/41	ZMW	17,631	1,000,818
18.99%, 10/27/40	ZMW	17,392	996,591
18.99%, 11/24/40	ZMW	26,445	1,516,215
19.00%, 6/23/35	ZMW	8,815	513,799
19.00%, 8/18/35	ZMW	8,815	517,673
19.00%, 9/29/35	ZMW	3,085	181,054
22.50%, 11/25/34	ZMW	7,934	553,765
22.80%, 2/17/40	ZMW	732	48,363
26.50%, 4/30/39	ZMW	1,891	151,418
Zambia Government International Bonds, 0.50%, 12/31/53(6)	USD	1,014	694,898
			$ 48,458,490
Total Sovereign Government Bonds (identified cost $1,148,907,013)			$1,216,572,366

Sovereign Loans — 0.9%
Borrower/Description	Principal Amount (000's omitted)		Value
Argentina — 0.0%†
Provincia De Neuquen, 11.072%, (1 mo. USD Term SOFR + 7.30%), 5/28/27(3)	USD	568	$ 573,297
			$ 573,297
Bahamas — 0.2%
Commonwealth of the Bahamas, 8.969%, (6 mo. EURIBOR + 6.85%), 11/24/28(3)	EUR	6,008	$ 7,223,443
			$ 7,223,443
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 7.855%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	1,066	$ 1,251,111
			$ 1,251,111

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 0.7%
Government of the United Republic of Tanzania, Term Loan, 10.409%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(3)	USD	27,186	$ 27,050,508
			$ 27,050,508
Total Sovereign Loans (identified cost $35,569,488)			$ 36,098,359

U.S. Government Agency Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.226%, (COF + 1.254%), with maturity at 2029(24)	$2	$ 2,191
4.231%, (COF + 1.254%), with maturity at 2035(24)	42	40,991
4.50%, with maturity at 2035	52	50,932
4.655%, (COF + 1.25%), with maturity at 2030(24)	39	38,880
6.199%, (1 yr. CMT + 2.354%), with maturity at 2036(24)	218	224,622
6.60%, with maturity at 2030	151	155,388
7.00%, with various maturities to 2035	201	204,272
7.50%, with various maturities to 2035	433	452,150
8.00%, with various maturities to 2030	29	29,798
Federal National Mortgage Association:
3.982%, (COF + 1.254%), with various maturities to 2035(24)	78	76,693
4.078%, (COF + 1.35%), with maturity at 2027(24)	5	4,737
4.082%, (COF + 1.302%), with maturity at 2033(24)	223	219,904
4.984%, (COF + 1.792%), with maturity at 2035(24)	398	395,882
5.65%, (1 yr. CMT + 2.15%), with maturity at 2028(24)	2	2,481
6.00%, with maturity at 2033	24	24,867
6.351%, (COF + 2.004%), with maturity at 2032(24)	74	75,826
6.50%, with maturity at 2030	149	150,744
7.00%, with various maturities to 2031	177	180,066
8.50%, with various maturities to 2037	303	316,736
9.00%, with various maturities to 2032	4	3,963
11.50%, with maturity at 2031	35	37,145
Government National Mortgage Association:
6.50%, with maturity at 2032	77	80,680
7.00%, with maturity at 2031	79	81,769
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
7.50%, with maturity at 2028	$2	$ 1,908
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,033,245)		$ 2,852,625

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(25)(26) Series 2018-2, Class A, 2.263%, 7/25/44(4)	$46,345	$ 2,373,958
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $13,685,791)		$ 2,373,958

Short-Term Investments — 52.8%
Affiliated Fund — 21.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(27)	804,068,570	$ 804,068,570
Total Affiliated Fund (identified cost $804,068,569)		$ 804,068,570

Repurchase Agreements — 7.0%
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 6/13/25 with an interest rate of 1.00%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,343,245(28)	EUR	1,196	$ 1,403,098
Dated 6/13/25 with an interest rate of 1.35%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,477,484(28)	EUR	3,985	4,676,994
Dated 1/12/26 with an interest rate of 1.75%, collateralized by USD 819,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $857,845(28)	USD	949	949,016

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 1/12/26 with an interest rate of 2.75%, collateralized by USD 1,759,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $1,842,429(28)	USD	2,038	$ 2,038,241
Dated 1/12/26 with an interest rate of 2.76%, collateralized by USD 2,638,000 Bahrain Government International Bonds, 7.50%, due 7/7/37 and a market value, including accrued interest, of $2,752,521(28)	USD	2,968	2,967,750
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 2,972,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $2,763,260(28)	USD	2,887	2,886,555
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 4,548,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $4,176,847(28)	USD	4,389	4,388,820
Dated 1/12/26 with an interest rate of 3.25%, collateralized by USD 1,274,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,410,744(28)	USD	1,502	1,501,728
Dated 3/10/26 with an interest rate of 3.25%, collateralized by USD 1,464,000 Abu Dhabi Government International Bonds, 3.875%, due 4/16/50 and a market value, including accrued interest, of $1,113,077(28)	USD	1,222	1,222,440
Dated 3/25/26 with an interest rate of 3.15%, collateralized by USD 2,973,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $3,101,485(28)	USD	3,062	3,062,190
Dated 4/2/26 with an interest rate of 2.75%, collateralized by USD 523,000 Egypt Government International Bonds, 8.15%, due 11/20/59 and a market value, including accrued interest, of $469,657(28)	USD	475	475,276
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 400,000 Egypt Government International Bonds, 7.50%, due 2/16/61 and a market value, including accrued interest, of $324,826(28)	USD	332	332,000
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 4,788,000 Saudi Government International Bonds, 3.75%, due 1/21/55 and a market value, including accrued interest, of $3,347,651(28)	USD	3,465	3,465,315
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 4,996,000 Saudi Government International Bonds, 4.50%, due 4/22/60 and a market value, including accrued interest, of $3,873,037(28)	USD	4,147	4,146,680
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 5,333,000 Abu Dhabi Government International Bonds, 5.50%, due 4/30/54 and a market value, including accrued interest, of $5,185,570(28)	USD	5,533	5,532,987
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 4/2/26 with an interest rate of 3.00%, collateralized by USD 5,334,000 Abu Dhabi Government International Bonds, 3.00%, due 9/15/51 and a market value, including accrued interest, of $3,439,631(28)	USD	3,560	$ 3,560,445
Dated 4/2/26 with an interest rate of 3.15%, collateralized by USD 5,413,000 Saudi Government International Bonds, 5.00%, due 1/18/53 and a market value, including accrued interest, of $4,742,586(28)	USD	4,919	4,919,064
Dated 4/7/26 with an interest rate of 2.75%, collateralized by USD 4,996,000 Saudi Government International Bonds, 3.25%, due 11/17/51 and a market value, including accrued interest, of $3,275,416(28)	USD	3,385	3,384,790
Dated 4/15/26 with an interest rate of 3.00%, collateralized by USD 2,498,000 Saudi Government International Bonds, 3.45%, due 2/2/61 and a market value, including accrued interest, of $1,585,713(28)	USD	1,699	1,698,640
Dated 4/15/26 with an interest rate of 3.00%, collateralized by USD 4,163,000 Saudi Government International Bonds, 5.00%, due 4/17/49 and a market value, including accrued interest, of $3,648,244(28)	USD	3,986	3,986,073
Dated 4/15/26 with an interest rate of 3.25%, collateralized by USD 2,319,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $2,190,736(28)	USD	2,348	2,347,988
Dated 4/15/26 with an interest rate of 3.25%, collateralized by USD 3,001,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $2,536,896(28)	USD	2,761	2,760,920
Citibank, N.A.:
Dated 10/30/25 with an interest rate of 3.15%, collateralized by USD 1,538,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $1,604,468(28)	USD	1,807	1,806,750
JPMorgan Chase Bank, N.A.:
Dated 4/7/26 with an interest rate of 1.50%, collateralized by USD 796,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $833,754(28)	USD	844	844,036
Dated 4/16/26 with an interest rate of 2.85%, collateralized by USD 10,408,000 Saudi Government International Bonds, 5.75%, due 1/16/54 and a market value, including accrued interest, of $10,178,093(28)	USD	10,252	10,252,025
Dated 4/16/26 with an interest rate of 3.15%, collateralized by USD 5,204,000 Saudi Government International Bonds, 5.00%, due 4/17/49 and a market value, including accrued interest, of $4,560,524(28)	USD	4,588	4,588,193

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Merrill Lynch International:
Dated 10/31/25 with an interest rate of 3.00%, collateralized by USD 1,553,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,719,690(28)	USD	1,768	$ 1,768,479
Dated 3/30/26 with an interest rate of 3.50%, collateralized by USD 2,133,000 Abu Dhabi Government International Bonds, 4.25%, due 3/5/36 and a market value, including accrued interest, of $2,071,495(28)	USD	2,040	2,039,681
Dated 4/15/26 with an interest rate of 3.35%, collateralized by USD 5,334,000 Abu Dhabi Government International Bonds, 5.50%, due 4/30/54 and a market value, including accrued interest, of $5,186,543(28)	USD	5,401	5,400,675
Dated 4/15/26 with an interest rate of 3.35%, collateralized by USD 6,400,000 Abu Dhabi Government International Bonds, 3.00%, due 9/15/51 and a market value, including accrued interest, of $4,127,042(28)	USD	4,192	4,192,000
Nomura International PLC:
Dated 12/11/25 with an interest rate of 0.75%, collateralized by USD 2,135,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $2,101,976(28)	USD	2,361	2,360,563
Dated 12/11/25 with an interest rate of 1.65%, collateralized by USD 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,189,490(28)	USD	2,206	2,205,758
Dated 12/11/25 with an interest rate of 3.20%, collateralized by USD 555,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $614,570(28)	USD	661	660,547
Dated 1/5/26 with an interest rate of 3.15%, collateralized by USD 5,883,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $5,564,832(28)	USD	5,881	5,880,647
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 9,200,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $7,307,776(28)	USD	7,921	7,921,200
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 13,290,000 Indonesia Government International Bonds, 5.65%, due 1/11/53 and a market value, including accrued interest, of $13,261,527(28)	USD	13,968	13,968,454
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 5,800,000 Indonesia Government International Bonds, 5.45%, due 9/20/52 and a market value, including accrued interest, of $5,594,792(28)	USD	6,078	6,077,820
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 6,500,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $5,163,103(28)	USD	5,600	5,599,912
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 8,900,000 Indonesia Government International Bonds, 4.30%, due 3/31/52 and a market value, including accrued interest, of $7,155,933(28)	USD	7,770	$ 7,770,367
Dated 2/5/26 with an interest rate of 3.25%, collateralized by USD 9,546,000 Indonesia Government International Bonds, 4.65%, due 9/20/32 and a market value, including accrued interest, of $9,537,258(28)	USD	10,236	10,235,794
Dated 2/5/26 with an interest rate of 3.25%, collateralized by USD 10,000,000 Indonesia Government International Bonds, 4.90%, due 4/16/36 and a market value, including accrued interest, of $9,793,818(28)	USD	10,485	10,485,300
Dated 2/19/26 with an interest rate of 3.20%, collateralized by USD 2,053,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $2,068,408(28)	USD	2,232	2,232,176
Dated 2/19/26 with an interest rate of 3.20%, collateralized by USD 4,044,000 Egypt Government International Bonds, 7.30%, due 9/30/33 and a market value, including accrued interest, of $3,949,798(28)	USD	4,448	4,447,894
Dated 2/19/26 with an interest rate of 3.20%, collateralized by USD 5,100,000 Hungary Government International Bonds, 4.50%, due 6/16/34 and a market value, including accrued interest, of $6,373,597(28)	USD	6,677	6,677,032
Dated 2/23/26 with an interest rate of 3.20%, collateralized by USD 2,140,000 Hungary Government International Bonds, 6.75%, due 9/25/52 and a market value, including accrued interest, of $2,321,862(28)	USD	2,516	2,515,517
Dated 2/23/26 with an interest rate of 3.25%, collateralized by USD 8,600,000 Indonesia Government International Bonds, 3.85%, due 10/15/30 and a market value, including accrued interest, of $8,382,399(28)	USD	9,012	9,012,083
Dated 2/24/26 with an interest rate of 3.20%, collateralized by EUR 1,086,000 Hungary Government International Bonds, 1.50%, due 11/17/50 and a market value, including accrued interest, of $686,814(28)	USD	706	706,250
Dated 2/24/26 with an interest rate of 3.20%, collateralized by USD 4,107,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $4,137,823(28)	USD	4,468	4,467,596
Dated 2/25/26 with an interest rate of 3.20%, collateralized by USD 4,115,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $4,145,883(28)	USD	4,487	4,487,099
Dated 2/26/26 with an interest rate of 3.20%, collateralized by USD 3,236,000 Egypt Government International Bonds, 7.625%, due 5/29/32 and a market value, including accrued interest, of $3,336,325(28)	USD	3,582	3,581,621

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 3/5/26 with an interest rate of 3.05%, collateralized by USD 5,495,000 Global Sukuk Ventures, 4.25%, due 11/10/35 and a market value, including accrued interest, of $5,483,354(28)	USD	5,806	$ 5,805,811
Dated 3/5/26 with an interest rate of 3.20%, collateralized by USD 3,890,000 Abu Dhabi Government International Bonds, 3.125%, due 9/30/49 and a market value, including accrued interest, of $2,607,949(28)	USD	2,895	2,894,889
Dated 3/5/26 with an interest rate of 3.20%, collateralized by USD 5,190,000 Qatar Government International Bonds, 5.103%, due 4/23/48 and a market value, including accrued interest, of $4,948,708(28)	USD	5,443	5,442,688
Dated 3/13/26 with an interest rate of 3.20%, collateralized by USD 3,183,000 Egypt Government International Bonds, 7.30%, due 9/30/33 and a market value, including accrued interest, of $3,108,855(28)	USD	3,279	3,278,649
Dated 3/26/26 with an interest rate of 3.20%, collateralized by EUR 443,000 Hungary Government International Bonds, 1.50%, due 11/17/50 and a market value, including accrued interest, of $280,164(28)	USD	271	271,132
Dated 3/26/26 with an interest rate of 3.20%, collateralized by USD 600,000 Hungary Government International Bonds, 7.625%, due 3/29/41 and a market value, including accrued interest, of $709,306(28)	USD	739	739,494
Dated 3/26/26 with an interest rate of 3.20%, collateralized by USD 3,075,000 Hungary Government International Bonds, 5.50%, due 6/16/34 and a market value, including accrued interest, of $3,185,106(28)	USD	3,244	3,243,602
Dated 3/30/26 with an interest rate of 3.20%, collateralized by USD 2,091,000 Egypt Government International Bonds, 7.625%, due 5/29/32 and a market value, including accrued interest, of $2,155,827(28)	USD	2,158	2,158,445
Dated 3/30/26 with an interest rate of 3.20%, collateralized by USD 10,409,000 Saudi Government International Bonds, 4.875%, due 1/12/36 and a market value, including accrued interest, of $10,407,199(28)	USD	10,741	10,741,463
Dated 4/2/26 with an interest rate of 2.80%, collateralized by USD 5,333,000 UAE International Government Bonds, 4.857%, due 7/2/34 and a market value, including accrued interest, of $5,529,091(28)	USD	5,717	5,717,243
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 2,082,000 Saudi Government International Bonds, 4.875%, due 7/18/33 and a market value, including accrued interest, of $2,103,320(28)	USD	2,188	2,188,286
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 4,377,000 Saudi Government International Bonds, 4.50%, due 4/22/60 and a market value, including accrued interest, of $3,393,171(28)	USD	3,628	3,628,424
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 6,566,000 Saudi Government International Bonds, 5.25%, due 1/16/50 and a market value, including accrued interest, of $6,095,746(28)	USD	6,274	$ 6,273,813
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 1,011,000 Egypt Government International Bonds, 8.75%, due 9/30/51 and a market value, including accrued interest, of $943,747(28)	USD	1,017	1,017,496
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 1,167,000 Abu Dhabi Government International Bonds, 3.875%, due 4/16/50 and a market value, including accrued interest, of $887,268(28)	USD	949	949,034
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 1,628,000 Qatar Government International Bonds, 4.817%, due 3/14/49 and a market value, including accrued interest, of $1,493,967(28)	USD	1,573	1,572,648
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 2,694,000 Egypt Government International Bonds, 8.875%, due 5/29/50 and a market value, including accrued interest, of $2,625,866(28)	USD	2,826	2,825,871
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 3,270,000 Egypt Government International Bonds, 7.50%, due 2/16/61 and a market value, including accrued interest, of $2,655,456(28)	USD	2,915	2,915,042
Total Repurchase Agreements (identified cost $265,460,155)			$ 265,556,509

Sovereign Government Securities — 5.1%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills:
0.00%, 6/25/26	ALL	93,120	$ 1,140,714
0.00%, 1/28/27	ALL	267,980	3,213,771
			$ 4,354,485
Kazakhstan — 0.3%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	5,137,378	$ 11,043,887
			$ 11,043,887
Nigeria — 4.7%
Nigeria OMO Bills:
0.00%, 5/5/26	NGN	7,299,556	$ 5,305,874
0.00%, 5/12/26	NGN	4,772,374	3,471,809

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 5/19/26	NGN	5,451,595	$ 3,949,697
0.00%, 5/26/26	NGN	27,589,268	19,907,785
0.00%, 6/2/26	NGN	13,428,069	9,622,419
0.00%, 6/23/26	NGN	9,663,323	6,866,995
0.00%, 6/30/26	NGN	45,135,829	31,958,914
0.00%, 7/7/26	NGN	8,714,055	6,148,310
0.00%, 7/10/26	NGN	1,007,060	705,275
0.00%, 7/14/26	NGN	34,517,137	24,270,056
0.00%, 7/28/26	NGN	4,029,556	2,814,435
0.00%, 8/4/26	NGN	3,424,706	2,383,771
0.00%, 8/11/26	NGN	24,723,920	17,149,261
0.00%, 8/18/26	NGN	3,540,965	2,429,266
0.00%, 8/25/26	NGN	1,619,134	1,115,388
0.00%, 9/1/26	NGN	3,073,731	2,110,264
0.00%, 9/8/26	NGN	8,580,897	5,861,097
0.00%, 9/22/26	NGN	4,011,186	2,702,669
0.00%, 1/12/27	NGN	28,555,407	18,513,626
0.00%, 1/19/27	NGN	14,641,344	9,467,662
			$ 176,754,573
Total Sovereign Government Securities (identified cost $187,024,100)			$ 192,152,945

U.S. Treasury Obligations — 19.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/14/26(29)	$171,700	$ 171,478,183
0.00%, 5/21/26(29)	109,172	108,955,125
0.00%, 5/28/26(29)	105,500	105,217,919
0.00%, 6/11/26(29)	106,139	105,704,434
0.00%, 6/18/26(29)	70,503	70,164,491
0.00%, 6/25/26(29)	100,000	99,446,410
0.00%, 7/9/26	47,440	47,112,778
0.00%, 7/16/26	32,560	32,313,833
Total U.S. Treasury Obligations (identified cost $740,397,422)		$ 740,393,173
Total Short-Term Investments (identified cost $1,996,950,246)		$2,002,171,197
Value
Total Purchased Options and Swaptions — 0.2% (identified cost $10,550,776)	$ 5,639,636
Total Investments — 100.4% (identified cost $3,689,300,869)	$3,807,915,206
Less Unfunded Loan Commitments — (0.8)%	$ (30,755,312)
Net Investments — 99.6% (identified cost $3,658,545,557)	$3,777,159,894
Total Written Options — (0.0)%† (premiums received $1,646,771)	$ (490,909)
Securities Sold Short — (7.7)%
Exchange-Traded Funds — (2.3)%
Security	Shares	Value
United States — (2.3)%
iShares Broad USD High Yield Corporate Bond ETF	(802,332)	$ (29,870,820)
iShares JPMorgan USD Emerging Markets Bond ETF	(595,063)	(57,007,036)
Total Exchange-Traded Funds (proceeds $84,127,132)		$ (86,877,856)
Sovereign Government Bonds — (5.4)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(6)	USD	(2,972)	$ (2,736,809)
			$ (2,736,809)
Azerbaijan — (0.1)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(6)	USD	(5,883)	$ (5,530,514)
			$ (5,530,514)
Bahrain — (0.1)%
Bahrain Government International Bonds:
5.625%, 5/18/34(6)	USD	(2,319)	$ (2,131,674)
7.50%, 7/7/37(6)	USD	(2,638)	(2,689,868)
			$ (4,821,542)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt — (0.5)%
Egypt Government International Bonds:
7.30%, 9/30/33(6)	USD	(7,227)	$ (7,013,223)
7.50%, 2/16/61(6)	USD	(1,561)	(1,243,245)
7.625%, 5/29/32(6)	USD	(5,327)	(5,320,651)
8.75%, 9/30/51(6)	USD	(1,011)	(936,129)
8.875%, 5/29/50(6)	USD	(2,694)	(2,524,916)
			$ (17,038,164)
Hungary — (0.6)%
Hungary Government International Bonds:
1.50%, 11/17/50(6)	EUR	(1,529)	$ (954,810)
4.50%, 6/16/34(6)	EUR	(5,100)	(6,138,190)
5.50%, 6/16/34(6)	USD	(3,075)	(3,121,684)
5.50%, 3/26/36(6)	USD	(10,275)	(10,297,171)
7.625%, 3/29/41	USD	(600)	(705,239)
			$ (21,217,094)
Indonesia — (1.7)%
Indonesia Government International Bonds:
3.85%, 10/15/30	USD	(8,600)	$ (8,367,683)
4.20%, 10/15/50	USD	(15,700)	(12,441,573)
4.30%, 3/31/52	USD	(8,900)	(7,122,978)
4.65%, 9/20/32	USD	(9,546)	(9,486,704)
4.90%, 4/16/36	USD	(10,000)	(9,773,402)
5.45%, 9/20/52	USD	(5,800)	(5,558,791)
5.65%, 1/11/53	USD	(13,290)	(13,032,090)
			$ (65,783,221)
Kazakhstan — (0.2)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(6)	USD	(4,548)	$ (4,166,377)
6.50%, 7/21/45(6)	USD	(3,382)	(3,683,940)
			$ (7,850,317)
Poland — (0.2)%
Republic of Poland Government International Bonds, 1.00%, 3/7/29(6)	EUR	(7,156)	$ (7,997,563)
			$ (7,997,563)
Qatar — (0.3)%
Global Sukuk Ventures, 4.25%, 11/10/35(6)	USD	(5,495)	$ (5,372,424)
Qatar Government International Bonds:
4.817%, 3/14/49(6)	USD	(1,628)	(1,483,728)
Security	Principal Amount (000's omitted)		Value
Qatar (continued)
Qatar Government International Bonds: (continued)
5.103%, 4/23/48(6)	USD	(5,190)	$ (4,942,822)
			$ (11,798,974)
Saudi Arabia — (0.9)%
Saudi Government International Bonds:
3.45%, 2/2/61(6)	USD	(2,498)	$ (1,564,407)
4.875%, 7/18/33(6)	USD	(2,082)	(2,074,281)
4.875%, 1/12/36(6)	USD	(10,409)	(10,253,558)
5.00%, 4/17/49(6)	USD	(9,367)	(8,190,554)
5.25%, 1/16/50(6)	USD	(4,270)	(3,898,800)
5.75%, 1/16/54(6)	USD	(9,367)	(9,002,995)
			$ (34,984,595)
United Arab Emirates — (0.7)%
Abu Dhabi Government International Bonds:
3.00%, 9/15/51(6)	USD	(9,174)	$ (5,880,689)
3.125%, 9/30/49(6)	USD	(3,890)	(2,597,481)
4.25%, 3/5/36(6)	USD	(2,133)	(2,057,394)
5.50%, 4/30/54(6)	USD	(10,667)	(10,370,483)
UAE International Government Bonds, 4.857%, 7/2/34(6)	USD	(5,333)	(5,443,469)
			$ (26,349,516)
Total Sovereign Government Bonds (proceeds $205,617,135)			$ (206,108,309)
Total Securities Sold Short (proceeds $289,744,267)			$ (292,986,165)

Other Assets, Less Liabilities — 8.1%	$ 310,491,929
Net Assets — 100.0%	$3,794,174,749
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2026.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2026.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $113,038,820 or 3.0% of the Portfolio's net assets.
(5)	Non-income producing security.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $334,143,267 or 8.8% of the Portfolio's net assets.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(14)	Quantity held represents principal in USD.
(15)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(16)	Restricted security (see Note 5).
(17)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At April 30, 2026, the total value of unfunded loan commitments is $30,755,307. See Note 1F for description.
(20)	Step coupon security. Interest rate represents the rate in effect at April 30, 2026.
(21)	When-issued security.
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(23)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(24)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2026.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2026 of all interest only securities comprising the trust.
(27)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of April 30, 2026.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put EUR	Bank of America, N.A.	EUR	96,223,000	EUR	1.13	7/23/26	$ 171,092
Call USD vs. Put EUR	Barclays Bank PLC	EUR	70,472,000	EUR	1.10	1/25/27	295,769
Call USD vs. Put EUR	Citibank, N.A.	EUR	63,000,000	EUR	1.12	5/27/26	14,936
Call USD vs. Put EUR	Goldman Sachs International	EUR	100,000,000	EUR	1.12	5/27/26	23,473
Put USD vs. Call CNH	Bank of America, N.A.	USD	21,000,000	CNH	6.60	11/4/26	53,907
Put USD vs. Call CNH	Barclays Bank PLC	USD	17,000,000	CNH	6.75	7/7/26	34,680
Put USD vs. Call CNH	Barclays Bank PLC	USD	4,000,000	CNH	6.72	7/16/26	6,388
Put USD vs. Call CNH	Barclays Bank PLC	USD	19,000,000	CNH	6.60	11/4/26	48,773
Put USD vs. Call CNH	Citibank, N.A.	USD	21,200,000	CNH	6.72	7/16/26	33,856
Put USD vs. Call CNH	Citibank, N.A.	USD	13,000,000	CNH	6.60	11/4/26	33,371
Put USD vs. Call CNH	Goldman Sachs International	USD	18,000,000	CNH	6.60	11/4/26	46,206
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	29,000,000	CNH	6.72	7/15/26	44,109
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	26,000,000	CNH	6.60	11/4/26	66,742
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	14,524
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	7,820
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	7,512
Put USD vs. Call KRW	Bank of America, N.A.	USD	13,600,000	KRW	1,440.00	9/8/26	107,141
Put USD vs. Call KRW	Barclays Bank PLC	USD	10,000,000	KRW	1,420.00	9/17/26	100,670
Put USD vs. Call KRW	Barclays Bank PLC	USD	10,000,000	KRW	1,425.00	10/1/26	120,740
Put USD vs. Call KRW	Citibank, N.A.	USD	9,000,000	KRW	1,440.00	9/10/26	71,325
Put USD vs. Call KRW	Citibank, N.A.	USD	10,000,000	KRW	1,420.00	9/22/26	103,770
Put USD vs. Call KRW	Goldman Sachs International	USD	14,000,000	KRW	1,440.00	8/4/26	98,476
Put USD vs. Call KRW	Goldman Sachs International	USD	300,000	KRW	1,440.00	8/7/26	2,140
Put USD vs. Call KRW	Goldman Sachs International	USD	9,000,000	KRW	1,420.00	9/21/26	92,304
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	14,000,000	KRW	1,440.00	8/6/26	99,470
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	6,700,000	KRW	1,440.00	8/6/26	47,604
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	9,000,000	KRW	1,440.00	9/8/26	70,902
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	10,000,000	KRW	1,420.00	9/28/26	107,020
Put USD vs. Call KRW	Standard Chartered Bank	USD	6,300,000	KRW	1,440.00	9/14/26	50,305
Total							$1,975,025
Purchased Call Futures Style Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value/Unrealized Appreciation (Depreciation)
Dutch TTF Natural Gas Futures 09/26	217	EUR	7,185,478	USD	85.00	8/26/26	$(1,212,387)
ICE Brent Crude Oil Futures 07/26	339	USD	38,649,390	USD	150.00	5/26/26	(1,152,540)
Total							$(2,364,927)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/29/37 to pay 4.50% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	60,632,000	1/27/27	$553,510
Total					$553,510
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Call Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
LME Primary Aluminum Futures 12/26	451	$38,904,388	$3,700.00	12/2/26	$1,494,727
Total					$1,494,727
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Put Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
CME E-mini S&P 500 Index Futures 06/26	250	USD	90,546,875	USD	6,100	6/18/26	$ 166,250
Euro STOXX 50 Index	591	EUR	34,759,724	EUR	5,350	5/15/26	58,284
NYMEX Light Sweet Crude Oil Futures 06/26	88	USD	9,246,160	USD	42	5/14/26	880
NYMEX Light Sweet Crude Oil Futures 06/26	77	USD	8,090,390	USD	50	5/14/26	770
NYMEX Light Sweet Crude Oil Futures 06/26	196	USD	20,593,720	USD	60	5/14/26	5,880
NYMEX Light Sweet Crude Oil Futures 09/26	274	USD	28,789,180	USD	60	8/17/26	230,160
NYMEX Light Sweet Crude Oil Futures 12/26	234	USD	24,586,380	USD	50	11/17/26	184,860
NYMEX Light Sweet Crude Oil Futures 12/26	224	USD	23,535,680	USD	55	11/17/26	280,000
NYMEX Light Sweet Crude Oil Futures 12/26	58	USD	6,094,060	USD	58	11/17/26	94,540
NYMEX Light Sweet Crude Oil Futures 12/26	305	USD	32,046,350	USD	60	11/17/26	594,750
Total							$1,616,374
Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,897,000	BRL	7.00	7/12/27	$(177,738)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	1,518,000	BRL	7.00	7/14/27	(143,220)
Call USD vs. Put KRW	Barclays Bank PLC	USD	10,000,000	KRW	1,590.00	9/17/26	(43,340)
Call USD vs. Put KRW	Barclays Bank PLC	USD	10,000,000	KRW	1,610.00	10/1/26	(37,500)
Call USD vs. Put KRW	Citibank, N.A.	USD	10,000,000	KRW	1,630.00	9/22/26	(26,240)
Call USD vs. Put KRW	Goldman Sachs International	USD	9,000,000	KRW	1,600.00	9/21/26	(35,001)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	10,000,000	KRW	1,630.00	9/28/26	$ (27,870)
Total							$(490,909)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	12,328,767	USD	2,470,135	5/4/26	$ 19,619
USD	2,463,807	BRL	12,328,767	5/4/26	(25,948)
BRL	35,671,233	USD	7,150,693	5/5/26	52,997
BRL	28,300,000	USD	5,665,099	5/5/26	49,995
USD	12,822,970	BRL	63,971,233	5/5/26	(95,814)
PHP	11,302,903	USD	193,017	5/7/26	(9,155)
PHP	112,697,097	USD	1,939,709	5/7/26	(106,481)
USD	1,339,525	PHP	75,000,000	5/7/26	119,510
USD	535,762	PHP	30,000,000	5/7/26	47,756
USD	339,571	PHP	19,000,000	5/7/26	30,500
PHP	50,564,500	USD	878,039	5/12/26	(55,502)
PHP	68,406,815	USD	1,171,570	5/12/26	(58,792)
PHP	106,754,500	USD	1,825,487	5/12/26	(88,904)
PHP	119,239,000	USD	2,036,011	5/12/26	(96,342)
PHP	129,200,000	USD	2,208,358	5/12/26	(106,652)
PHP	103,868,066	USD	1,798,426	5/12/26	(108,796)
PHP	103,885,200	USD	1,803,876	5/12/26	(113,967)
PHP	104,549,700	USD	1,819,917	5/12/26	(119,200)
PHP	139,748,462	USD	2,436,340	5/12/26	(163,041)
PHP	143,090,000	USD	2,492,206	5/12/26	(164,550)
PHP	175,721,200	USD	3,062,946	5/12/26	(204,476)
PHP	168,920,000	USD	2,954,180	5/12/26	(206,346)
PHP	262,740,000	USD	4,492,050	5/12/26	(218,039)
PHP	368,000,000	USD	6,306,770	5/12/26	(320,486)
PHP	339,018,400	USD	5,896,998	5/12/26	(382,160)
USD	4,632,929	PHP	260,000,000	5/12/26	403,490
USD	3,551,515	PHP	200,000,000	5/12/26	298,100
USD	3,546,414	PHP	200,000,000	5/12/26	292,999
USD	3,544,717	PHP	200,000,000	5/12/26	291,302
USD	3,379,580	PHP	190,000,000	5/12/26	288,836
USD	3,028,683	PHP	170,000,000	5/12/26	263,281
USD	3,027,605	PHP	170,000,000	5/12/26	262,202
USD	3,003,019	PHP	169,100,000	5/12/26	252,257
USD	2,350,033	PHP	131,200,000	5/12/26	215,793

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,996,791	PHP	112,000,000	5/12/26	$ 174,879
USD	1,790,671	PHP	100,000,000	5/12/26	163,963
USD	1,781,578	PHP	100,000,000	5/12/26	154,871
USD	1,773,710	PHP	100,000,000	5/12/26	147,003
USD	1,773,458	PHP	100,000,000	5/12/26	146,751
USD	1,496,577	PHP	84,000,000	5/12/26	130,142
USD	1,203,556	PHP	67,700,000	5/12/26	102,275
USD	1,073,146	PHP	59,800,000	5/12/26	100,375
CLP	8,266,000,000	USD	9,232,969	5/13/26	(46,470)
BRL	94,000,000	USD	18,667,943	6/2/26	178,065
BRL	63,971,233	USD	12,733,508	6/2/26	92,049
BRL	19,555,556	USD	3,887,066	6/2/26	33,617
BRL	2,444,444	USD	485,026	6/2/26	5,059
BRL	12,328,767	USD	2,444,559	6/3/26	26,600
CLP	2,382,400,000	USD	2,578,048	6/17/26	69,751
CLP	49,896,000	USD	56,284	6/17/26	(829)
CLP	1,082,904,000	USD	1,221,343	6/17/26	(17,804)
CLP	2,453,000,000	USD	2,755,839	6/17/26	(29,575)
CLP	2,013,200,000	USD	2,270,876	6/17/26	(33,406)
CLP	4,278,000,000	USD	4,825,501	6/17/26	(70,933)
EUR	7,420,000	USD	8,587,555	6/17/26	138,183
EUR	11,290,352	USD	13,196,897	6/17/26	80,279
EUR	6,776,226	USD	7,920,494	6/17/26	48,182
EUR	2,092,590	USD	2,421,864	6/17/26	38,970
EUR	2,032,000	USD	2,351,740	6/17/26	37,842
EUR	1,644,740	USD	1,903,544	6/17/26	30,630
EUR	3,881,566	USD	4,537,027	6/17/26	27,600
EUR	1,140,819	USD	1,320,329	6/17/26	21,245
EUR	1,685,747	USD	1,970,411	6/17/26	11,986
EUR	453,274	USD	524,598	6/17/26	8,441
EUR	491,326	USD	574,294	6/17/26	3,494
EUR	138,243	USD	159,996	6/17/26	2,574
EUR	21,906	USD	25,353	6/17/26	408
INR	71,479,316	USD	760,876	6/17/26	(11,666)
INR	125,000,000	USD	1,331,203	6/17/26	(21,018)
INR	187,000,000	USD	1,991,056	6/17/26	(31,019)
TWD	559,000,000	USD	17,612,679	6/17/26	52,778
TWD	186,000,000	USD	5,834,474	6/17/26	43,477
TWD	140,880,000	USD	4,419,751	6/17/26	32,323
TWD	112,100,000	USD	3,513,336	6/17/26	29,236
TWD	187,000,000	USD	5,896,776	6/17/26	12,778
USD	2,847,338	CLP	2,630,200,000	6/17/26	(75,866)
USD	3,799,313	CLP	3,515,200,000	6/17/26	(107,480)
USD	15,591,405	CLP	14,380,000,000	6/17/26	(390,525)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	29,049	COP	111,441,749	6/17/26	$ (1,283)
USD	1,448,630	COP	5,432,000,000	6/17/26	(29,831)
USD	3,308,492	COP	12,351,263,940	6/17/26	(53,228)
USD	3,445,862	COP	12,897,000,000	6/17/26	(64,395)
USD	6,399,247	COP	23,786,000,000	6/17/26	(74,737)
USD	4,776,065	COP	18,034,423,137	6/17/26	(132,476)
USD	7,836,168	COP	29,496,904,950	6/17/26	(192,188)
USD	5,032,348	COP	19,306,100,000	6/17/26	(222,314)
USD	5,123,654	COP	19,689,691,075	6/17/26	(235,412)
USD	4,492,958	COP	17,418,300,000	6/17/26	(247,889)
USD	10,874,718	COP	41,014,000,000	6/17/26	(288,318)
USD	71,154	EUR	61,480	6/17/26	(1,145)
USD	127,167	EUR	109,878	6/17/26	(2,046)
USD	178,109	EUR	153,893	6/17/26	(2,866)
USD	755,702	EUR	646,526	6/17/26	(4,597)
USD	606,966	EUR	524,443	6/17/26	(9,767)
USD	638,997	EUR	552,119	6/17/26	(10,282)
USD	2,445,956	EUR	2,092,590	6/17/26	(14,879)
USD	6,510,578	EUR	5,570,000	6/17/26	(39,605)
USD	2,560,445	EUR	2,212,330	6/17/26	(41,200)
USD	9,107,146	EUR	7,791,444	6/17/26	(55,401)
USD	4,678,721	EUR	4,042,607	6/17/26	(75,286)
USD	4,690,131	EUR	4,052,466	6/17/26	(75,469)
USD	5,286,350	EUR	4,567,623	6/17/26	(85,063)
USD	9,270,393	EUR	8,010,000	6/17/26	(149,171)
USD	10,755,823	EUR	9,293,473	6/17/26	(173,073)
USD	28,769,975	EUR	24,613,600	6/17/26	(175,013)
USD	12,738,589	EUR	11,006,664	6/17/26	(204,977)
USD	13,350,498	EUR	11,535,379	6/17/26	(214,824)
USD	14,028,728	EUR	12,121,397	6/17/26	(225,737)
USD	15,983,420	EUR	13,810,331	6/17/26	(257,190)
USD	16,075,625	EUR	13,890,000	6/17/26	(258,674)
USD	18,773,253	EUR	16,220,861	6/17/26	(302,082)
USD	21,219,007	EUR	18,334,093	6/17/26	(341,436)
USD	30,382,076	EUR	26,251,361	6/17/26	(488,880)
USD	40,601,736	EUR	35,081,567	6/17/26	(653,325)
USD	63,300,017	EUR	54,693,814	6/17/26	(1,018,565)
USD	68,400,629	EUR	59,100,953	6/17/26	(1,100,639)
USD	26,005,131	INR	2,420,248,113	6/17/26	637,344
USD	5,522,838	INR	514,000,000	6/17/26	135,356
USD	4,266,945	INR	397,116,503	6/17/26	104,576
USD	5,499,893	INR	516,000,000	6/17/26	91,449
USD	5,168,041	INR	489,000,000	6/17/26	42,596
USD	5,488,658	INR	519,900,000	6/17/26	39,336

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,301,786	INR	217,000,000	6/17/26	$ 27,305
USD	1,374,962	INR	129,000,000	6/17/26	22,850
USD	1,474,024	INR	139,000,000	6/17/26	17,098
USD	1,039,994	INR	98,000,000	6/17/26	12,809
USD	1,039,633	INR	98,000,000	6/17/26	12,448
USD	1,363,481	INR	129,000,000	6/17/26	11,369
USD	1,405,107	INR	133,100,000	6/17/26	10,021
USD	1,361,650	INR	129,000,000	6/17/26	9,539
USD	1,361,291	INR	129,000,000	6/17/26	9,180
USD	1,360,161	INR	129,000,000	6/17/26	8,050
USD	1,359,741	INR	129,000,000	6/17/26	7,630
USD	1,359,516	INR	129,000,000	6/17/26	7,405
USD	1,359,489	INR	129,000,000	6/17/26	7,378
USD	1,022,645	INR	97,000,000	6/17/26	5,941
USD	16,470	INR	1,532,875	6/17/26	404
USD	18,082,789	PHP	1,070,700,000	6/17/26	673,854
USD	16,382,091	PHP	970,000,000	6/17/26	610,478
USD	6,831,522	PHP	404,501,232	6/17/26	254,576
USD	4,129,054	PHP	248,920,000	6/17/26	81,765
USD	3,509,366	PHP	211,158,524	6/17/26	76,056
USD	3,200,950	PHP	194,000,000	6/17/26	46,628
USD	2,718,270	PHP	164,700,000	6/17/26	40,348
USD	2,078,264	PHP	125,470,000	6/17/26	38,198
USD	1,863,207	PHP	112,370,000	6/17/26	36,139
USD	1,944,651	PHP	117,700,000	6/17/26	30,920
USD	1,577,857	PHP	95,200,000	6/17/26	29,963
USD	2,175,346	PHP	132,000,000	6/17/26	29,106
USD	1,544,890	PHP	93,350,000	6/17/26	27,076
USD	2,210,700	PHP	134,300,000	6/17/26	27,063
USD	1,926,329	PHP	116,841,476	6/17/26	26,557
USD	1,024,943	PHP	61,810,000	6/17/26	19,950
USD	1,028,191	PHP	62,010,000	6/17/26	19,946
USD	996,289	PHP	60,140,000	6/17/26	18,449
USD	1,029,952	PHP	62,240,000	6/17/26	17,967
USD	1,032,546	PHP	62,410,000	6/17/26	17,798
USD	1,017,960	PHP	61,610,000	6/17/26	16,219
USD	1,037,227	PHP	62,830,000	6/17/26	15,649
USD	993,294	PHP	60,140,000	6/17/26	15,454
USD	924,459	PHP	56,000,000	6/17/26	13,932
USD	4,822,025	COP	18,180,000,000	6/18/26	(125,129)
TWD	98,910,000	USD	3,086,115	7/8/26	38,016
TWD	82,400,000	USD	2,569,380	7/8/26	33,274
TWD	82,430,000	USD	2,571,325	7/8/26	32,276
TWD	66,380,000	USD	2,072,109	7/8/26	24,543

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	65,940,000	USD	2,058,367	7/8/26	$ 24,387
TWD	65,820,000	USD	2,056,168	7/8/26	22,796
TWD	32,920,000	USD	1,026,538	7/8/26	13,259
TWD	65,170,000	USD	2,047,620	7/8/26	10,814
TWD	51,430,000	USD	1,617,631	7/8/26	6,816
TWD	54,768,200	USD	1,730,980	7/8/26	(1,093)
TWD	43,527,400	USD	1,376,273	7/8/26	(1,435)
TWD	54,378,800	USD	1,719,923	7/8/26	(2,336)
TWD	53,833,700	USD	1,704,191	7/8/26	(3,822)
TWD	62,146,300	USD	1,967,278	7/8/26	(4,350)
TWD	67,880,100	USD	2,148,444	7/8/26	(4,411)
TWD	80,786,500	USD	2,556,211	7/8/26	(4,521)
TWD	44,132,900	USD	1,399,135	7/8/26	(5,171)
TWD	69,346,100	USD	2,195,539	7/8/26	(5,201)
TWD	48,200,000	USD	1,527,734	7/8/26	(5,308)
USD	46,752,268	IDR	795,536,600,000	9/17/26	1,089,851
USD	43,426,951	IDR	738,953,000,000	9/17/26	1,012,333
USD	6,640,695	IDR	114,718,010,000	9/17/26	56,081
USD	15,134,791	BRL	82,336,290	10/1/26	(908,322)
USD	27,637,700	BRL	150,432,000	10/1/26	(1,673,769)
USD	27,537,473	BRL	150,431,710	10/1/26	(1,773,939)
TWD	41,888,000	USD	1,312,281	10/8/26	9,611
TWD	49,170,000	USD	1,543,072	10/8/26	8,623
TWD	31,058,000	USD	973,330	10/8/26	6,791
TWD	31,077,000	USD	975,117	10/8/26	5,604
TWD	46,000,000	USD	1,457,165	10/8/26	(5,508)
TWD	47,940,000	USD	1,520,568	10/8/26	(7,688)
TWD	65,850,000	USD	2,087,163	10/8/26	(9,084)
TWD	81,010,000	USD	2,568,501	10/8/26	(12,006)
TWD	76,607,112	USD	2,427,509	10/22/26	(10,192)
TWD	140,799,888	USD	4,458,656	10/22/26	(15,751)
					$(4,749,828)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	22,507,852	USD	48,965	Deutsche Bank AG	5/4/26	$ —	$ (382)
KZT	584,589,035	USD	1,262,366	Deutsche Bank AG	5/4/26	—	(531)
KZT	562,081,183	USD	1,006,412	ICBC Standard Bank plc	5/4/26	206,839	—
UGX	762,793,000	USD	211,593	Citibank, N.A.	5/4/26	—	(9,062)
UGX	5,776,615,000	USD	1,551,819	Citibank, N.A.	5/4/26	—	(18,059)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	3,483,126,000	USD	940,750	Deutsche Bank AG	5/4/26	$ —	$ (15,938)
UGX	6,834,173,000	USD	1,834,692	Standard Chartered Bank	5/4/26	—	(20,138)
UGX	8,124,539,000	USD	2,263,103	Standard Chartered Bank	5/4/26	—	(105,941)
USD	2,137,225	EGP	113,379,806	Citibank, N.A.	5/4/26	22,719	—
USD	48,604	KZT	22,507,852	Deutsche Bank AG	5/4/26	20	—
USD	1,141,107	KZT	584,589,035	Deutsche Bank AG	5/4/26	—	(120,728)
USD	1,576,157	UGX	5,776,615,000	Citibank, N.A.	5/4/26	42,397	—
USD	204,915	UGX	762,793,000	Citibank, N.A.	5/4/26	2,385	—
USD	935,700	UGX	3,483,126,000	Deutsche Bank AG	5/4/26	10,889	—
USD	1,394,689	UGX	5,027,853,000	Standard Chartered Bank	5/4/26	59,734	—
USD	929,793	UGX	3,347,253,000	Standard Chartered Bank	5/4/26	41,057	—
USD	524,434	UGX	1,956,138,660	Standard Chartered Bank	5/4/26	5,056	—
USD	3,916,368	UYU	157,782,617	Bank of America, N.A.	5/4/26	1,652	—
USD	3,873,392	UYU	157,782,617	Bank of America, N.A.	5/4/26	—	(41,324)
UYU	157,782,617	USD	3,916,368	Bank of America, N.A.	5/4/26	—	(1,652)
UYU	157,782,617	USD	3,959,413	Bank of America, N.A.	5/4/26	—	(44,698)
USD	2,111,465	EGP	113,390,962	Citibank, N.A.	5/5/26	—	(2,099)
USD	573,841	ZMW	10,902,980	Citibank, N.A.	5/5/26	—	(9,987)
EUR	1,011,181	USD	1,192,503	Bank of America, N.A.	5/8/26	—	(5,564)
EUR	226,959	USD	266,392	BNP Paribas	5/8/26	16	—
EUR	502,588	USD	590,676	BNP Paribas	5/8/26	—	(732)
EUR	23,769,611	USD	27,843,518	Citibank, N.A.	5/8/26	57,590	—
EUR	832,971	USD	975,735	Citibank, N.A.	5/8/26	2,018	—
EUR	552,119	USD	646,748	Citibank, N.A.	5/8/26	1,338	—
EUR	117,826	USD	138,020	Citibank, N.A.	5/8/26	285	—
EUR	14,150,153	USD	16,653,905	Citibank, N.A.	5/8/26	—	(44,254)
EUR	10,878,184	USD	12,720,931	Deutsche Bank AG	5/8/26	48,036	—
EUR	569,001	USD	672,783	Deutsche Bank AG	5/8/26	—	(4,882)
EUR	66,566,508	USD	78,234,405	HSBC Bank USA, N.A.	5/8/26	—	(97,691)
EUR	2,271,578	USD	2,657,059	JPMorgan Chase Bank, N.A.	5/8/26	9,351	—
EUR	217,648	USD	254,459	JPMorgan Chase Bank, N.A.	5/8/26	1,019	—
EUR	252,261	USD	295,405	JPMorgan Chase Bank, N.A.	5/8/26	703	—
EUR	108,520	USD	126,834	JPMorgan Chase Bank, N.A.	5/8/26	548	—
EUR	1,766,677	USD	2,081,507	JPMorgan Chase Bank, N.A.	5/8/26	—	(7,757)
EUR	5,158,811	USD	6,078,136	JPMorgan Chase Bank, N.A.	5/8/26	—	(22,651)
EUR	3,640,599	USD	4,265,302	Standard Chartered Bank	5/8/26	8,086	—
EUR	179,122	USD	211,195	Standard Chartered Bank	5/8/26	—	(939)
EUR	4,363,401	USD	5,109,910	State Street Bank and Trust Company	5/8/26	11,912	—
EUR	4,867,692	USD	5,705,526	UBS AG	5/8/26	8,240	—
EUR	181,064	USD	213,345	UBS AG	5/8/26	—	(810)
USD	224,286	EUR	190,234	Bank of America, N.A.	5/8/26	986	—
USD	475,367	EUR	406,026	Bank of America, N.A.	5/8/26	—	(1,233)
USD	797,629	EUR	681,005	Bank of America, N.A.	5/8/26	—	(1,744)
USD	521,076	EUR	449,485	Bank of America, N.A.	5/8/26	—	(6,535)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,869,729	EUR	2,451,234	Bank of America, N.A.	5/8/26	$ —	$ (7,565)
USD	639,787	EUR	546,177	Citibank, N.A.	5/8/26	—	(1,323)
USD	3,725,025	EUR	3,180,000	Citibank, N.A.	5/8/26	—	(7,705)
USD	13,054,535	EUR	11,144,469	Citibank, N.A.	5/8/26	—	(27,001)
USD	18,469,974	EUR	15,767,551	Citibank, N.A.	5/8/26	—	(38,202)
USD	20,362,417	EUR	17,383,103	Citibank, N.A.	5/8/26	—	(42,116)
USD	3,127,218	EUR	2,655,915	Deutsche Bank AG	5/8/26	9,667	—
USD	665,121	EUR	563,738	Deutsche Bank AG	5/8/26	3,397	—
USD	2,337,479	EUR	2,000,000	Deutsche Bank AG	5/8/26	—	(10,150)
USD	196,792	EUR	166,533	HSBC Bank USA, N.A.	5/8/26	1,313	—
USD	9,927,075	EUR	8,457,055	HSBC Bank USA, N.A.	5/8/26	64	—
USD	2,701,062	EUR	2,310,864	HSBC Bank USA, N.A.	5/8/26	—	(11,462)
USD	5,590,007	EUR	4,752,100	JPMorgan Chase Bank, N.A.	5/8/26	11,925	—
USD	1,800,710	EUR	1,529,545	JPMorgan Chase Bank, N.A.	5/8/26	5,308	—
USD	3,455,098	EUR	2,952,440	Standard Chartered Bank	5/8/26	—	(10,518)
USD	7,414,734	EUR	6,336,918	Standard Chartered Bank	5/8/26	—	(23,630)
USD	11,598,592	EUR	10,010,000	Standard Chartered Bank	5/8/26	—	(151,288)
USD	17,148,356	EUR	14,659,253	UBS AG	5/8/26	—	(58,884)
USD	853,889	VND	22,517,044,700	Citibank, N.A.	5/8/26	—	(290)
VND	22,517,044,700	USD	857,858	Citibank, N.A.	5/8/26	—	(3,679)
EUR	1,356,959	RON	7,457,167	Barclays Bank PLC	5/12/26	—	(90,826)
RON	7,457,167	EUR	1,394,906	JPMorgan Chase Bank, N.A.	5/12/26	46,275	—
TRY	380,536,968	USD	8,342,249	Standard Chartered Bank	5/12/26	21,099	—
TRY	29,077,050	USD	638,430	Standard Chartered Bank	5/12/26	618	—
KZT	1,553,356,625	USD	3,227,620	Deutsche Bank AG	5/13/26	114,547	—
UGX	4,109,817,383	USD	1,103,695	Citibank, N.A.	5/13/26	—	(13,929)
USD	2,422,455	KZT	1,162,173,000	Deutsche Bank AG	5/13/26	—	(78,050)
USD	2,422,455	KZT	1,162,173,000	Deutsche Bank AG	5/13/26	—	(78,050)
USD	4,844,911	KZT	2,319,501,000	Deutsche Bank AG	5/13/26	—	(145,675)
USD	464,896	UGX	1,729,414,000	Citibank, N.A.	5/13/26	6,322	—
TRY	273,821,508	USD	5,857,442	Standard Chartered Bank	5/18/26	126,602	—
USD	5,834,446	TRY	273,821,508	Standard Chartered Bank	5/18/26	—	(149,597)
TRY	1,226,724,901	USD	26,143,848	Standard Chartered Bank	5/20/26	614,467	—
USD	26,110,876	TRY	1,226,724,901	Standard Chartered Bank	5/20/26	—	(647,438)
VND	15,830,396,800	USD	603,684	Goldman Sachs International	5/26/26	—	(4,017)
USD	3,868,231	UYU	155,000,000	Deutsche Bank AG	5/29/26	28,454	—
KZT	3,500,541,699	USD	6,797,168	Bank of America, N.A.	6/8/26	656,839	—
KZT	1,770,519,975	USD	3,408,123	Bank of America, N.A.	6/8/26	361,999	—
KZT	1,768,792,234	USD	3,408,078	Bank of America, N.A.	6/8/26	358,365	—
KZT	1,507,626,888	USD	2,918,929	Bank of America, N.A.	6/8/26	291,392	—
KZT	3,303,760,727	USD	6,181,030	Deutsche Bank AG	6/8/26	853,954	—
USD	48,313	KZT	22,507,852	Deutsche Bank AG	6/8/26	385	—
USD	2,121,689	KZT	1,096,170,809	Deutsche Bank AG	6/8/26	—	(212,482)
USD	7,147,609	KZT	3,470,700,000	Deutsche Bank AG	6/8/26	—	(242,855)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,020,272	KZT	4,158,511,152	Deutsche Bank AG	6/8/26	$ —	$ (834,807)
USD	2,990,597	UYU	118,000,000	Citibank, N.A.	6/8/26	69,385	—
USD	875,880	UYU	34,825,000	Citibank, N.A.	6/8/26	13,751	—
USD	2,001,267	UYU	79,000,000	HSBC Bank USA, N.A.	6/8/26	45,540	—
KZT	2,962,153,000	USD	5,836,755	Deutsche Bank AG	6/11/26	463,319	—
KZT	2,951,939,000	USD	5,836,755	Deutsche Bank AG	6/11/26	441,595	—
KZT	2,946,394,000	USD	5,836,755	Deutsche Bank AG	6/11/26	429,802	—
USD	2,422,455	KZT	1,180,099,000	Deutsche Bank AG	6/11/26	—	(87,446)
USD	4,844,912	KZT	2,354,627,000	Deutsche Bank AG	6/11/26	—	(163,042)
KZT	1,518,401,691	USD	3,000,201	Deutsche Bank AG	6/12/26	227,943	—
KZT	1,518,101,671	USD	3,000,201	Deutsche Bank AG	6/12/26	227,305	—
KZT	1,516,301,550	USD	3,000,201	Deutsche Bank AG	6/12/26	223,478	—
KZT	1,518,101,671	USD	3,000,201	Deutsche Bank AG	6/15/26	223,475	—
KZT	607,120,660	USD	1,200,080	Deutsche Bank AG	6/15/26	89,135	—
MYR	89,293,000	USD	22,804,423	Barclays Bank PLC	6/16/26	—	(282,746)
MYR	49,000,000	USD	12,506,381	Goldman Sachs International	6/16/26	—	(147,493)
CZK	778,500,000	EUR	31,818,368	Barclays Bank PLC	6/17/26	71,936	—
EUR	15,785,587	CZK	386,612,703	Barclays Bank PLC	6/17/26	—	(54,313)
EUR	15,998,665	CZK	391,887,297	Societe Generale	6/17/26	—	(57,742)
EUR	189,019	HUF	69,370,270	Bank of America, N.A.	6/17/26	—	(717)
EUR	403,238	HUF	148,544,591	Bank of America, N.A.	6/17/26	—	(3,315)
EUR	675,824	HUF	255,961,726	Bank of America, N.A.	6/17/26	—	(28,065)
EUR	2,663,851	HUF	1,053,256,747	Bank of America, N.A.	6/17/26	—	(253,186)
EUR	163,108	HUF	63,122,750	Deutsche Bank AG	6/17/26	—	(11,104)
EUR	1,719,877	HUF	651,958,196	Deutsche Bank AG	6/17/26	—	(73,258)
EUR	1,840,066	HUF	711,305,331	Deutsche Bank AG	6/17/26	—	(122,697)
EUR	2,432,181	HUF	938,700,205	Deutsche Bank AG	6/17/26	—	(157,370)
EUR	560,048	HUF	205,026,744	Goldman Sachs International	6/17/26	—	(478)
EUR	2,293,709	HUF	872,319,806	Goldman Sachs International	6/17/26	—	(106,822)
EUR	8,396,574	HUF	3,180,261,085	Goldman Sachs International	6/17/26	—	(349,134)
EUR	28,140,208	HUF	11,227,380,001	Goldman Sachs International	6/17/26	—	(2,999,456)
EUR	767,678	HUF	300,356,210	HSBC Bank USA, N.A.	6/17/26	—	(62,758)
EUR	14,558,344	HUF	5,356,255,487	JPMorgan Chase Bank, N.A.	6/17/26	—	(98,017)
EUR	6,336,918	HUF	2,398,555,044	JPMorgan Chase Bank, N.A.	6/17/26	—	(258,359)
EUR	7,004,190	HUF	2,773,589,148	JPMorgan Chase Bank, N.A.	6/17/26	—	(679,252)
EUR	41,534,839	HUF	16,447,381,013	JPMorgan Chase Bank, N.A.	6/17/26	—	(4,027,966)
EUR	165,417	HUF	60,596,487	Standard Chartered Bank	6/17/26	—	(268)
EUR	304,770	HUF	119,383,196	UBS AG	6/17/26	—	(25,368)
EUR	446,023	HUF	171,468,526	UBS AG	6/17/26	—	(26,692)
EUR	2,590,502	HUF	995,449,198	UBS AG	6/17/26	—	(153,614)
EUR	2,925,200	HUF	1,148,835,516	UBS AG	6/17/26	—	(253,095)
EUR	31,794,800	PLN	136,600,000	Societe Generale	6/17/26	—	(291,949)
EUR	61,400,941	PLN	261,829,329	UBS AG	6/17/26	—	(21,047)
HUF	3,931,919,518	EUR	10,816,707	Bank of America, N.A.	6/17/26	—	(80,594)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	16,671,817,735	EUR	43,196,833	Deutsche Bank AG	6/17/26	$ 2,794,977	$ —
HUF	2,371,574,208	EUR	6,155,317	Goldman Sachs International	6/17/26	385,184	—
HUF	7,925,956,110	EUR	21,605,294	HSBC Bank USA, N.A.	6/17/26	71,562	—
HUF	4,708,750,258	EUR	12,822,870	HSBC Bank USA, N.A.	6/17/26	57,415	—
HUF	31,793,248,956	EUR	80,288,010	JPMorgan Chase Bank, N.A.	6/17/26	7,786,168	—
HUF	16,379,355,109	EUR	44,622,492	Societe Generale	6/17/26	178,283	—
ILS	81,051,186	USD	25,943,851	Barclays Bank PLC	6/17/26	1,558,314	—
ILS	30,482,865	USD	9,905,010	Barclays Bank PLC	6/17/26	438,390	—
ILS	27,416,571	USD	8,914,509	Barclays Bank PLC	6/17/26	388,440	—
ILS	7,330,103	USD	2,377,202	Barclays Bank PLC	6/17/26	110,037	—
ILS	61,343,659	USD	19,488,847	Citibank, N.A.	6/17/26	1,326,191	—
ILS	30,766,155	USD	9,843,532	Goldman Sachs International	6/17/26	595,993	—
ILS	2,493,933	USD	808,957	Goldman Sachs International	6/17/26	37,281	—
ILS	45,798,734	USD	14,857,514	JPMorgan Chase Bank, N.A.	6/17/26	682,842	—
ILS	15,242,324	USD	4,952,505	JPMorgan Chase Bank, N.A.	6/17/26	219,497	—
ILS	30,556,955	USD	9,881,627	Standard Chartered Bank	6/17/26	486,912	—
ILS	14,857,515	USD	4,836,966	UBS AG	6/17/26	204,463	—
KZT	3,004,701,231	USD	6,000,402	Deutsche Bank AG	6/17/26	375,013	—
PLN	136,600,000	EUR	31,907,687	HSBC Bank USA, N.A.	6/17/26	159,197	—
SEK	30,180,000	EUR	2,827,332	Standard Chartered Bank	6/17/26	—	(48,695)
SEK	305,700,000	EUR	28,703,342	State Street Bank and Trust Company	6/17/26	—	(569,286)
SEK	305,950,000	USD	33,159,895	Bank of America, N.A.	6/17/26	52,383	—
SEK	26,800,000	USD	2,910,329	Standard Chartered Bank	6/17/26	—	(1,066)
USD	10,039,827	AED	36,870,512	JPMorgan Chase Bank, N.A.	6/17/26	1,157	—
USD	17,899,212	BHD	6,766,439	Standard Chartered Bank	6/17/26	—	(16,209)
USD	1,095,217	GBP	815,069	State Street Bank and Trust Company	6/17/26	—	(13,802)
USD	2,676,975	GBP	1,980,000	State Street Bank and Trust Company	6/17/26	—	(17,102)
USD	35,447,094	GBP	26,380,000	State Street Bank and Trust Company	6/17/26	—	(446,720)
USD	4,717,597	ILS	14,901,412	Bank of America, N.A.	6/17/26	—	(338,727)
USD	5,878,290	ILS	18,477,752	Bank of America, N.A.	6/17/26	—	(391,553)
USD	14,152,471	ILS	44,604,895	Bank of America, N.A.	6/17/26	—	(982,794)
USD	1,262,942	ILS	3,987,455	Deutsche Bank AG	6/17/26	—	(90,075)
USD	4,651,472	ILS	14,702,727	Goldman Sachs International	6/17/26	—	(337,435)
USD	9,934,275	ILS	31,331,710	JPMorgan Chase Bank, N.A.	6/17/26	—	(697,153)
USD	9,934,275	ILS	31,360,360	JPMorgan Chase Bank, N.A.	6/17/26	—	(706,875)
USD	9,934,275	ILS	31,362,804	JPMorgan Chase Bank, N.A.	6/17/26	—	(707,704)
USD	9,934,275	ILS	31,411,701	JPMorgan Chase Bank, N.A.	6/17/26	—	(724,295)
USD	9,934,275	ILS	31,414,164	JPMorgan Chase Bank, N.A.	6/17/26	—	(725,131)
USD	29,802,825	ILS	93,785,020	JPMorgan Chase Bank, N.A.	6/17/26	—	(2,020,164)
USD	5,471,125	INR	513,000,000	Barclays Bank PLC	6/17/26	94,124	—
USD	1,651,881	JPY	259,498,513	UBS AG	6/17/26	—	(11,400)
USD	62,235,637	NZD	104,922,776	Barclays Bank PLC	6/17/26	162,095	—
USD	29,050,248	NZD	48,975,680	Barclays Bank PLC	6/17/26	75,663	—
USD	5,761,755	NZD	9,713,716	Barclays Bank PLC	6/17/26	15,007	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,785,965	SAR	25,500,000	Citibank, N.A.	6/17/26	$ —	$ (9,904)
USD	35,959,309	SEK	332,247,941	Citibank, N.A.	6/17/26	—	(107,731)
USD	54,173	SEK	502,059	Standard Chartered Bank	6/17/26	—	(327)
USD	3,939,247	UYU	157,782,617	Bank of America, N.A.	6/17/26	35,841	—
USD	3,857,494	UYU	157,000,000	Deutsche Bank AG	6/17/26	—	(26,551)
USD	1,455,848	UYU	56,500,000	HSBC Bank USA, N.A.	6/17/26	58,086	—
USD	10,907,044	ZAR	187,746,073	Barclays Bank PLC	6/17/26	—	(327,448)
USD	121,938,355	ZAR	2,054,527,156	Barclays Bank PLC	6/17/26	—	(1,002,000)
USD	76,417,598	ZAR	1,320,091,085	Citibank, N.A.	6/17/26	—	(2,575,014)
USD	71,407,079	ZAR	1,186,600,000	Goldman Sachs International	6/17/26	402,408	—
USD	15,912,237	ZAR	264,420,000	Goldman Sachs International	6/17/26	89,672	—
USD	47,886,763	ZAR	795,724,234	HSBC Bank USA, N.A.	6/17/26	271,612	—
USD	2,292,626	ZAR	37,727,920	HSBC Bank USA, N.A.	6/17/26	35,034	—
USD	4,098,936	ZAR	70,700,909	Standard Chartered Bank	6/17/26	—	(131,719)
USD	4,966,287	ZAR	85,288,579	State Street Bank and Trust Company	6/17/26	—	(137,276)
VND	22,710,156,370	USD	851,732	Citibank, N.A.	6/17/26	6,987	—
ZAR	620,780,826	USD	36,265,858	Bank of America, N.A.	6/17/26	880,896	—
ZAR	129,590,997	USD	7,665,476	Bank of America, N.A.	6/17/26	89,089	—
ZAR	130,862,180	USD	7,746,395	Bank of America, N.A.	6/17/26	84,235	—
ZAR	285,608,167	USD	17,373,694	Bank of America, N.A.	6/17/26	—	(283,255)
ZAR	198,705,662	USD	11,542,739	Barclays Bank PLC	6/17/26	347,562	—
ZAR	693,001,823	USD	41,130,390	Barclays Bank PLC	6/17/26	337,979	—
ZAR	25,580,152	USD	1,555,877	Barclays Bank PLC	6/17/26	—	(25,192)
ZAR	37,084,028	USD	2,261,246	Barclays Bank PLC	6/17/26	—	(42,184)
ZAR	57,751,379	USD	3,512,646	Barclays Bank PLC	6/17/26	—	(56,875)
ZAR	83,723,263	USD	5,105,133	Barclays Bank PLC	6/17/26	—	(95,237)
ZAR	498,926,717	USD	30,145,915	Barclays Bank PLC	6/17/26	—	(290,760)
ZAR	36,911,628	USD	2,188,242	Deutsche Bank AG	6/17/26	20,504	—
ZAR	28,802,710	USD	1,707,074	Goldman Sachs International	6/17/26	16,444	—
ZAR	508,262,697	USD	30,586,175	Goldman Sachs International	6/17/26	—	(172,365)
ZAR	345,927,292	USD	21,116,046	Goldman Sachs International	6/17/26	—	(416,186)
ZAR	25,761,717	USD	1,558,483	HSBC Bank USA, N.A.	6/17/26	—	(16,933)
ZAR	25,746,132	USD	1,558,483	HSBC Bank USA, N.A.	6/17/26	—	(17,866)
ZAR	25,719,638	USD	1,558,483	HSBC Bank USA, N.A.	6/17/26	—	(19,451)
ZAR	25,718,859	USD	1,558,483	HSBC Bank USA, N.A.	6/17/26	—	(19,498)
ZAR	25,711,845	USD	1,558,483	HSBC Bank USA, N.A.	6/17/26	—	(19,918)
ZAR	25,711,845	USD	1,558,483	HSBC Bank USA, N.A.	6/17/26	—	(19,918)
ZAR	27,971,585	USD	1,694,734	HSBC Bank USA, N.A.	6/17/26	—	(20,949)
ZAR	58,161,291	USD	3,518,529	HSBC Bank USA, N.A.	6/17/26	—	(38,230)
ZAR	58,126,106	USD	3,518,529	HSBC Bank USA, N.A.	6/17/26	—	(40,335)
ZAR	55,824,498	USD	3,382,278	HSBC Bank USA, N.A.	6/17/26	—	(41,809)
ZAR	58,066,291	USD	3,518,529	HSBC Bank USA, N.A.	6/17/26	—	(43,915)
ZAR	58,064,531	USD	3,518,529	HSBC Bank USA, N.A.	6/17/26	—	(44,020)
ZAR	58,048,698	USD	3,518,529	HSBC Bank USA, N.A.	6/17/26	—	(44,967)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	58,048,698	USD	3,518,529	HSBC Bank USA, N.A.	6/17/26	$ —	$ (44,967)
ZAR	25,586,699	USD	1,558,483	JPMorgan Chase Bank, N.A.	6/17/26	—	(27,406)
ZAR	57,766,160	USD	3,518,529	JPMorgan Chase Bank, N.A.	6/17/26	—	(61,874)
ZAR	900,072,708	USD	54,861,742	Societe Generale	6/17/26	—	(1,002,508)
ZAR	637,145,000	USD	37,069,176	Standard Chartered Bank	6/17/26	1,056,790	—
ZAR	37,702,096	USD	2,294,438	UBS AG	6/17/26	—	(38,392)
ZAR	85,118,651	USD	5,180,070	UBS AG	6/17/26	—	(86,675)
EUR	94,668	ISK	13,924,754	Citibank, N.A.	6/18/26	—	(1,782)
ISK	4,253,401,969	EUR	28,917,003	Citibank, N.A.	6/18/26	544,355	—
KZT	1,643,450,000	USD	3,020,215	Deutsche Bank AG	6/22/26	460,002	—
USD	2,121,689	KZT	1,101,687,202	Deutsche Bank AG	6/22/26	—	(211,275)
USD	879,944	KZT	462,053,412	Standard Chartered Bank	6/22/26	—	(98,514)
EGP	350,043,323	USD	6,980,275	Bank of America, N.A.	6/24/26	—	(617,056)
USD	6,993,873	EGP	350,043,323	Standard Chartered Bank	6/24/26	630,654	—
USD	3,503,528	UYU	145,004,000	Bank of America, N.A.	6/24/26	—	(81,844)
USD	2,627,661	UYU	107,629,000	Citibank, N.A.	6/25/26	—	(33,374)
EGP	40,346,016	USD	795,466	Bank of America, N.A.	6/29/26	—	(63,657)
USD	796,565	EGP	40,346,016	JPMorgan Chase Bank, N.A.	6/29/26	64,756	—
USD	187,822	UYU	7,659,383	Goldman Sachs International	6/29/26	—	(1,492)
KZT	689,886,739	USD	1,297,267	ICBC Standard Bank plc	6/30/26	159,062	—
USD	2,012,834	NGN	2,846,147,000	Standard Chartered Bank	6/30/26	—	(12,835)
ZMW	6,207,546	USD	271,430	Standard Chartered Bank	6/30/26	59,601	—
USD	30,050,657	BRL	175,000,000	JPMorgan Chase Bank, N.A.	7/2/26	—	(4,792,719)
USD	1,006,417	NGN	1,436,157,000	Standard Chartered Bank	7/2/26	—	(15,073)
USD	2,012,834	NGN	2,894,455,000	Standard Chartered Bank	7/2/26	—	(45,894)
USD	3,460,039	UYU	142,000,000	Bank of America, N.A.	7/8/26	—	(47,346)
VND	11,211,744,750	USD	421,098	Goldman Sachs International	7/10/26	2,026	—
VND	54,273,835,275	USD	2,028,928	Citibank, N.A.	7/13/26	18,830	—
VND	21,423,880,000	USD	800,593	Standard Chartered Bank	7/13/26	7,732	—
EUR	2,126,114	ISK	308,626,699	JPMorgan Chase Bank, N.A.	7/15/26	3,261	—
ISK	1,109,775,452	EUR	7,623,131	JPMorgan Chase Bank, N.A.	7/15/26	14,244	—
ISK	917,227,000	EUR	6,318,731	JPMorgan Chase Bank, N.A.	7/15/26	—	(9,691)
KZT	1,774,859,000	USD	3,308,835	Societe Generale	7/21/26	409,039	—
USD	2,216,008	KZT	1,178,916,443	Deutsche Bank AG	7/21/26	—	(253,519)
KZT	1,417,856,000	USD	2,647,333	Deutsche Bank AG	7/22/26	321,660	—
USD	2,216,008	KZT	1,178,694,842	Deutsche Bank AG	7/22/26	—	(252,181)
VND	32,098,942,105	USD	1,206,047	JPMorgan Chase Bank, N.A.	7/22/26	4,162	—
KZT	1,643,450,000	USD	3,076,757	ICBC Standard Bank plc	7/23/26	363,413	—
UGX	3,362,315,000	USD	905,072	Standard Chartered Bank	7/24/26	—	(27,723)
USD	929,792	UGX	3,416,987,000	Standard Chartered Bank	7/24/26	38,178	—
USD	7,157,157	UYU	286,000,000	Citibank, N.A.	7/24/26	101,352	—
EUR	13,134,394	USD	15,329,908	Bank of America, N.A.	7/27/26	141,773	—
EUR	13,134,394	USD	15,332,592	Bank of America, N.A.	7/27/26	139,088	—
EUR	9,240,000	USD	10,949,400	Bank of America, N.A.	7/27/26	—	(65,127)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	11,630,000	USD	13,746,660	BNP Paribas	7/27/26	$ —	$ (47,083)
KZT	2,080,000,000	USD	3,909,672	Deutsche Bank AG	7/27/26	438,161	—
USD	6,788,210	EUR	5,815,000	Bank of America, N.A.	7/27/26	—	(61,579)
USD	6,787,021	EUR	5,815,000	Bank of America, N.A.	7/27/26	—	(62,767)
USD	30,603,138	EUR	26,268,788	BNP Paribas	7/27/26	—	(340,223)
USD	10,760,183	EUR	9,240,000	HSBC Bank USA, N.A.	7/27/26	—	(124,090)
USD	2,216,008	KZT	1,179,692,046	Deutsche Bank AG	7/27/26	—	(249,907)
USD	978,064	UGX	3,560,152,000	ICBC Standard Bank plc	7/27/26	49,737	—
TRY	445,025,947	USD	9,021,661	Standard Chartered Bank	7/28/26	79,616	—
UGX	1,732,800,000	USD	461,961	Standard Chartered Bank	7/28/26	—	(10,229)
UGX	1,725,762,000	USD	461,252	Standard Chartered Bank	7/28/26	—	(11,356)
USD	8,964,725	TRY	445,025,947	Standard Chartered Bank	7/28/26	—	(136,552)
USD	929,792	UGX	3,407,689,000	Standard Chartered Bank	7/28/26	41,427	—
KZT	2,642,783,061	USD	4,957,796	Deutsche Bank AG	7/29/26	562,524	—
EUR	11,515,298	ISK	1,675,475,861	Bank of America, N.A.	7/30/26	13,660	—
ISK	1,896,692,187	EUR	13,035,685	Bank of America, N.A.	7/30/26	—	(15,464)
USD	2,307,692	UYU	93,000,000	Citibank, N.A.	7/31/26	14,510	—
KZT	5,042,669,000	USD	9,510,585	ICBC Standard Bank plc	8/3/26	1,004,131	—
USD	3,858,442	UYU	157,000,000	Deutsche Bank AG	8/4/26	—	(13,971)
KZT	4,030,000,000	USD	7,696,715	Deutsche Bank AG	8/6/26	697,552	—
KZT	1,489,308,000	USD	2,588,390	Deutsche Bank AG	8/7/26	512,661	—
KZT	1,489,572,000	USD	2,587,482	Deutsche Bank AG	8/10/26	510,837	—
VND	22,517,044,700	USD	842,073	Citibank, N.A.	8/12/26	5,262	—
USD	7,557,995	UYU	303,000,000	Citibank, N.A.	8/24/26	98,725	—
EUR	22,163,377	PLN	96,665,570	Barclays Bank PLC	9/2/26	—	(510,184)
PLN	96,665,570	EUR	22,757,424	Barclays Bank PLC	9/2/26	—	(190,492)
EUR	22,725,719	PLN	99,361,390	Barclays Bank PLC	9/4/26	—	(587,750)
KZT	1,844,881,952	USD	3,455,482	Bank of America, N.A.	9/4/26	348,344	—
KZT	1,842,635,889	USD	3,455,482	Bank of America, N.A.	9/4/26	343,713	—
PLN	99,361,390	EUR	23,386,854	Barclays Bank PLC	9/4/26	—	(192,110)
EUR	45,446,906	PLN	197,921,277	Barclays Bank PLC	9/8/26	—	(950,186)
KZT	1,836,001,363	USD	3,445,302	Bank of America, N.A.	9/8/26	334,927	—
PLN	197,921,277	EUR	46,576,836	Barclays Bank PLC	9/8/26	—	(382,834)
EUR	33,348,061	PLN	145,197,458	Barclays Bank PLC	9/9/26	—	(686,258)
PLN	145,197,458	EUR	34,172,148	Barclays Bank PLC	9/9/26	—	(285,981)
KZT	3,148,710,876	USD	6,000,402	Deutsche Bank AG	9/14/26	469,074	—
KZT	2,682,100,486	USD	5,130,261	Deutsche Bank AG	9/14/26	380,497	—
USD	721,084	EGP	43,229,000	Deutsche Bank AG	9/15/26	—	(39,638)
KZT	3,135,509,992	USD	6,000,402	Deutsche Bank AG	9/16/26	437,465	—
KZT	1,565,204,825	USD	3,000,201	Deutsche Bank AG	9/16/26	213,497	—
MNT	1,760,852,600	USD	459,753	JPMorgan Chase Bank, N.A.	9/28/26	21,801	—
MNT	1,814,276,000	USD	472,837	JPMorgan Chase Bank, N.A.	10/5/26	22,837	—
UZS	6,387,596,000	USD	396,745	Deutsche Bank AG	10/5/26	121,844	—
UZS	3,518,712,735	USD	218,554	Deutsche Bank AG	10/7/26	67,002	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RUB	162,125,000	USD	2,023,780	Deutsche Bank AG	10/14/26	$ 12,099	$ —
KZT	3,140,674,000	USD	5,142,323	Deutsche Bank AG	10/15/26	1,241,691	—
USD	929,792	UGX	3,430,934,000	Standard Chartered Bank	10/20/26	52,285	—
USD	256,002	UGX	973,791,964	Standard Chartered Bank	10/20/26	6,941	—
USD	929,792	UGX	3,458,828,000	Standard Chartered Bank	10/21/26	45,350	—
KZT	3,109,972,000	USD	5,102,497	Deutsche Bank AG	10/23/26	1,201,726	—
USD	929,792	UGX	3,454,179,000	Standard Chartered Bank	10/23/26	46,936	—
KZT	4,754,781,000	USD	7,857,843	Deutsche Bank AG	10/27/26	1,767,339	—
USD	4,020,067	OMR	1,548,325	Standard Chartered Bank	10/29/26	—	(2,618)
USD	4,422,074	OMR	1,703,157	Standard Chartered Bank	10/29/26	—	(2,879)
USD	4,824,081	OMR	1,857,990	Standard Chartered Bank	10/29/26	—	(3,141)
USD	5,308,408	OMR	2,044,528	Standard Chartered Bank	10/29/26	—	(3,457)
KZT	1,504,882,000	USD	2,754,933	Bank of America, N.A.	11/2/26	285,164	—
KZT	1,529,284,407	USD	2,587,482	Deutsche Bank AG	11/3/26	500,853	—
UGX	6,800,879,000	USD	1,845,557	Standard Chartered Bank	11/3/26	—	(111,604)
USD	1,859,585	UGX	6,926,954,000	Standard Chartered Bank	11/3/26	93,487	—
USD	464,896	UGX	1,731,738,000	Standard Chartered Bank	11/6/26	23,676	—
ZMW	10,952,000	USD	451,257	Societe Generale	11/6/26	125,471	—
UGX	3,973,843,666	USD	1,072,562	Standard Chartered Bank	11/10/26	—	(61,062)
USD	929,793	UGX	3,472,775,000	Standard Chartered Bank	11/10/26	45,834	—
USD	929,793	UGX	3,474,635,000	Standard Chartered Bank	11/10/26	45,360	—
KES	115,890,000	USD	874,642	Standard Chartered Bank	11/12/26	—	(15,871)
USD	836,751	KES	115,890,000	Standard Chartered Bank	11/12/26	—	(22,020)
USD	929,793	UGX	3,491,371,000	Standard Chartered Bank	11/12/26	41,527	—
USD	464,896	UGX	1,771,255,000	Standard Chartered Bank	11/13/26	14,367	—
USD	929,792	UGX	3,626,190,000	Bank of America, N.A.	11/16/26	8,113	—
TRY	566,724,126	USD	10,254,748	Standard Chartered Bank	11/19/26	189,526	—
USD	10,326,523	TRY	566,724,126	Standard Chartered Bank	11/19/26	—	(117,751)
USD	35,456,615	KWD	10,831,996	JPMorgan Chase Bank, N.A.	11/23/26	80,680	—
USD	2,005,468	UAH	94,257,000	Deutsche Bank AG	12/7/26	—	(10,200)
USD	503,185	UAH	23,700,000	Citibank, N.A.	12/9/26	—	(3,329)
USD	989,604	UAH	47,501,000	Citibank, N.A.	12/9/26	—	(25,582)
KZT	1,616,358,251	USD	3,000,201	Deutsche Bank AG	12/14/26	220,550	—
KZT	1,560,104,484	USD	2,890,421	Deutsche Bank AG	12/14/26	218,240	—
KZT	1,358,314,149	USD	2,524,044	Deutsche Bank AG	12/14/26	182,530	—
NGN	3,145,234,000	USD	2,119,906	JPMorgan Chase Bank, N.A.	12/16/26	8,942	—
KZT	2,306,368,463	USD	4,339,357	Deutsche Bank AG	12/17/26	251,847	—
JPY	91,126,520	USD	583,432	JPMorgan Chase Bank, N.A.	1/7/27	10,158	—
USD	632,592	JPY	91,126,520	Standard Chartered Bank	1/7/27	39,002	—
RUB	218,112,000	USD	2,639,207	ICBC Standard Bank plc	1/13/27	6,579	—
NGN	1,625,307,000	USD	1,012,652	Standard Chartered Bank	1/21/27	76,473	—
USD	2,238,483	EUR	1,842,630	State Street Bank and Trust Company	1/25/27	55,056	—
EUR	8,080,000	USD	9,636,208	Bank of America, N.A.	1/26/27	—	(61,509)
EUR	12,306,204	USD	14,449,124	JPMorgan Chase Bank, N.A.	1/26/27	133,574	—

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,435,177	EUR	12,306,204	Bank of America, N.A.	1/26/27	$ —	$ (147,521)
USD	9,486,997	EUR	8,080,000	JPMorgan Chase Bank, N.A.	1/26/27	—	(87,702)
EUR	6,540,000	USD	7,800,258	Barclays Bank PLC	1/27/27	—	(50,205)
USD	7,659,434	EUR	6,540,000	JPMorgan Chase Bank, N.A.	1/27/27	—	(90,618)
KES	294,316,000	USD	2,186,597	Citibank, N.A.	2/3/27	—	(42,031)
USD	874,638	KES	123,324,000	Citibank, N.A.	2/3/27	—	(23,976)
USD	380,630	KES	51,385,000	JPMorgan Chase Bank, N.A.	2/3/27	6,207	—
USD	874,640	KES	119,607,000	JPMorgan Chase Bank, N.A.	2/3/27	3,110	—
KES	117,420,000	USD	874,637	Standard Chartered Bank	2/18/27	—	(21,560)
USD	871,061	KES	117,420,000	Standard Chartered Bank	2/18/27	17,985	—
KES	117,201,000	USD	874,634	Standard Chartered Bank	2/24/27	—	(24,150)
USD	857,039	KES	117,201,000	Standard Chartered Bank	2/24/27	6,554	—
KES	120,203,000	USD	895,041	Standard Chartered Bank	3/2/27	—	(23,796)
USD	855,537	KES	120,203,000	Standard Chartered Bank	3/2/27	—	(15,707)
USD	4,993,351	KWD	1,508,004	Standard Chartered Bank	3/3/27	59,808	—
KES	121,054,000	USD	895,046	Standard Chartered Bank	3/8/27	—	(18,662)
USD	864,671	KES	121,054,000	Standard Chartered Bank	3/8/27	—	(11,712)
KZT	1,302,614,000	USD	2,355,541	Deutsche Bank AG	3/11/27	169,944	—
UZS	36,535,678,000	USD	2,792,180	Deutsche Bank AG	3/11/27	80,686	—
UZS	18,253,878,000	USD	1,396,090	Deutsche Bank AG	3/11/27	39,245	—
UZS	18,288,780,000	USD	1,396,090	Deutsche Bank AG	3/12/27	41,724	—
UZS	18,253,878,000	USD	1,396,090	Deutsche Bank AG	3/12/27	38,980	—
NGN	4,077,624,000	USD	2,682,647	JPMorgan Chase Bank, N.A.	3/15/27	8,584	—
USD	45,187,300	AED	165,888,000	Bank of America, N.A.	3/15/27	13,096	—
USD	26,963,580	AED	98,986,000	Standard Chartered Bank	3/15/27	7,961	—
USD	45,187,323	AED	165,964,000	Bank of America, N.A.	3/16/27	—	(7,597)
USD	29,813,978	HKD	230,790,000	Standard Chartered Bank	3/16/27	73,524	—
USD	22,593,662	AED	82,982,000	Bank of America, N.A.	3/17/27	—	(3,809)
USD	27,119,029	AED	99,586,500	HSBC Bank USA, N.A.	3/17/27	—	(141)
USD	4,521,732	HKD	35,000,000	Barclays Bank PLC	3/17/27	11,394	—
USD	29,841,491	HKD	231,000,000	Citibank, N.A.	3/17/27	73,259	—
USD	11,576,173	HKD	89,610,000	Goldman Sachs International	3/17/27	28,419	—
UZS	26,619,849,175	USD	2,042,183	Deutsche Bank AG	3/17/27	48,666	—
UZS	13,299,713,675	USD	1,021,091	Deutsche Bank AG	3/17/27	23,531	—
UZS	9,845,980,000	USD	755,349	Deutsche Bank AG	3/17/27	18,000	—
UZS	2,684,224,000	USD	206,082	Deutsche Bank AG	3/17/27	4,749	—
UZS	2,234,989,000	USD	171,592	Deutsche Bank AG	3/17/27	3,954	—
UZS	26,670,903,738	USD	2,042,183	Deutsche Bank AG	3/18/27	52,290	—
UZS	13,335,451,869	USD	1,021,091	Deutsche Bank AG	3/18/27	26,145	—
UZS	11,641,182,000	USD	891,362	Deutsche Bank AG	3/18/27	22,823	—
UZS	5,820,591,000	USD	445,681	Deutsche Bank AG	3/18/27	11,412	—
UZS	18,433,344,596	USD	1,406,052	Deutsche Bank AG	3/19/27	41,255	—
UZS	11,412,500,000	USD	866,421	Deutsche Bank AG	3/24/27	28,814	—
USD	27,112,442	AED	99,584,000	Citibank, N.A.	3/26/27	—	(6,160)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	26,801,198	AED	98,427,398	Standard Chartered Bank	3/30/27	$ —	$ (2,489)
USD	26,801,197	AED	98,476,980	Standard Chartered Bank	4/1/27	—	(16,016)
USD	26,801,197	AED	98,487,700	Standard Chartered Bank	4/1/27	—	(18,935)
USD	19,333,237	BHD	7,384,389	Standard Chartered Bank	4/1/27	—	(157,313)
USD	19,826,064	SAR	74,883,641	Standard Chartered Bank	4/1/27	—	(55,889)
USD	19,826,064	SAR	74,893,554	Standard Chartered Bank	4/1/27	—	(58,520)
USD	19,826,222	SAR	74,919,328	Standard Chartered Bank	4/1/27	—	(65,205)
USD	19,826,222	SAR	74,919,328	Standard Chartered Bank	4/1/27	—	(65,205)
USD	39,652,444	SAR	149,806,933	Standard Chartered Bank	4/1/27	—	(121,988)
USD	26,801,197	AED	98,490,380	Standard Chartered Bank	4/2/27	—	(19,677)
USD	19,826,222	SAR	74,913,380	Deutsche Bank AG	4/5/27	—	(62,546)
USD	3,300,100	AED	12,127,042	Standard Chartered Bank	4/6/27	—	(2,339)
USD	15,934,486	SAR	60,236,027	Standard Chartered Bank	4/7/27	—	(57,154)
USD	19,826,064	SAR	74,913,380	Standard Chartered Bank	4/7/27	—	(62,165)
USD	19,826,064	SAR	74,923,293	Standard Chartered Bank	4/7/27	—	(64,796)
USD	19,826,063	SAR	74,941,136	Standard Chartered Bank	4/7/27	—	(69,534)
USD	9,666,695	BHD	3,688,811	Standard Chartered Bank	4/12/27	—	(68,537)
RUB	454,199,000	USD	5,278,413	ICBC Standard Bank plc	4/13/27	107,808	—
UZS	2,119,371,000	USD	118,170	Deutsche Bank AG	10/25/27	41,749	—
UZS	2,223,163,000	USD	124,352	Deutsche Bank AG	11/8/27	42,969	—
						$47,031,272	$(44,064,508)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	143	Long	7/31/26	$ 14,003,990	$ 905,441
Gold	79	Long	6/26/26	36,573,840	340,588
WTI Crude Oil	(143)	Short	7/21/26	(13,366,210)	(1,016,072)
Equity Futures
OMX Stockholm 30 Index	657	Long	5/15/26	21,758,867	(350,364)
Euro Stoxx Bank	(2,037)	Short	6/19/26	(30,750,693)	(2,676,210)
IFSC Nifty 50 Index	(384)	Short	5/26/26	(18,646,456)	(208,227)
STOXX Europe 600 Index	(1,378)	Short	6/19/26	(49,181,767)	(1,777,384)
Interest Rate Futures
U.S. Long Treasury Bond	550	Long	6/18/26	62,064,063	(370,010)
U.S. Ultra-Long Treasury Bond	396	Long	6/18/26	45,552,375	(1,970,390)
Euro-Bobl	(289)	Short	6/8/26	(39,158,880)	388,526
Euro-Bund	(10)	Short	6/8/26	(1,471,287)	25,069
Japan 10-Year Bond	(1)	Short	6/15/26	(825,652)	16,352
U.S. 2-Year Treasury Note	(29)	Short	6/30/26	(6,006,625)	54,196

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. 5-Year Treasury Note	(1,026)	Short	6/30/26	$(110,639,672)	$ 1,124,810
U.S. 10-Year Treasury Note	(8)	Short	6/18/26	(884,750)	313
U.S. Ultra 10-Year Treasury Note	(18)	Short	6/18/26	(2,031,469)	23,437
					$(5,489,925)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	164,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	$ 46,306	$ —	$ 46,306
CNY	140,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	43,657	—	43,657
CNY	65,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	21,053	—	21,053
CNY	197,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	65,396	—	65,396
CNY	110,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	37,623	—	37,623
CNY	45,014	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	18,603	—	18,603
CNY	123,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	62,104	—	62,104
CNY	122,116	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	63,357	—	63,357
CNY	149,413	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	83,620	—	83,620
CNY	74,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	42,024	—	42,024
CNY	59,757	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	33,948	—	33,948
CZK	405,572	Receives	6-month CZK PRIBOR (pays semi-annually)	4.62% (pays annually)	6/17/36	(138,004)	—	(138,004)
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(5,813)	21	(5,792)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	$ 88,542	$ —	$ 88,542
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	37,456	—	37,456
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	43,047	—	43,047
KRW	15,445,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(184,762)	—	(184,762)
KRW	23,197,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(276,755)	—	(276,755)
KRW	12,139,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(142,536)	—	(142,536)
KRW	11,584,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(134,501)	—	(134,501)
KRW	17,995,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	3/18/31	(195,336)	—	(195,336)
KRW	21,593,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(214,479)	—	(214,479)
KRW	19,572,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(191,589)	—	(191,589)
KRW	8,997,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(87,352)	—	(87,352)
KRW	21,593,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(204,471)	—	(204,471)
KRW	14,708,700	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(128,702)	—	(128,702)
KRW	8,997,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(79,561)	—	(79,561)
MXN	558,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	101,394	—	101,394
MXN	504,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	104,945	—	104,945
MXN	884,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(103,686)	—	(103,686)
MXN	567,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(65,176)	—	(65,176)
MXN	641,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	142,465	—	142,465

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	887,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	$ 15,920	$ —	$ 15,920
MXN	882,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	(17,673)	—	(17,673)
MXN	136,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	(8,556)	—	(8,556)
MXN	103,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	2/18/28	(33,446)	—	(33,446)
MXN	119,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.84% (pays monthly)	2/21/28	(38,116)	—	(38,116)
MXN	110,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	2/22/28	(35,765)	—	(35,765)
MXN	72,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	2/24/28	(26,621)	—	(26,621)
MXN	45,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	2/25/28	(18,341)	—	(18,341)
MXN	1,052,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	3/7/28	(114,967)	—	(114,967)
MXN	1,061,946	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	3/9/28	(147,753)	—	(147,753)
MXN	860,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	3/10/28	(85,455)	—	(85,455)
MXN	849,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/6/28	(301,103)	—	(301,103)
MXN	2,352,070	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.54% (pays monthly)	4/6/28	(857,572)	—	(857,572)
MXN	979,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.56% (pays monthly)	6/14/28	228,366	—	228,366
MXN	13,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.13% (pays monthly)	11/6/29	34,717	—	34,717
PLN	23,717	Pays	6-month PLN WIBOR (pays semi-annually)	4.17% (pays annually)	6/17/31	(117,410)	—	(117,410)
PLN	43,591	Pays	6-month PLN WIBOR (pays semi-annually)	4.18% (pays annually)	6/17/31	(210,511)	—	(210,511)
PLN	83,578	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(339,486)	—	(339,486)
PLN	26,714	Pays	6-month PLN WIBOR (pays semi-annually)	4.25% (pays annually)	6/17/31	(106,339)	—	(106,339)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	175,402	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	6/17/31	$ (251,804)	$ —	$ (251,804)
PLN	90,904	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	120,850	—	120,850
PLN	90,904	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(88,073)	—	(88,073)
PLN	390,150	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	322,728	—	322,728
PLN	390,150	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(188,186)	—	(188,186)
PLN	11,653	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	36,173	—	36,173
PLN	45,541	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	95,381	—	95,381
PLN	60,296	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	91,607	—	91,607
PLN	38,470	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	234,143	—	234,143
PLN	74,514	Receives	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	6/17/36	(193,177)	—	(193,177)
TWD	417,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.12% (pays quarterly)	6/17/31	92,173	—	92,173
TWD	909,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	193,806	—	193,806
TWD	695,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	141,748	—	141,748
TWD	199,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	40,020	—	40,020
TWD	645,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.14% (pays quarterly)	6/17/31	123,744	—	123,744
TWD	357,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.15% (pays quarterly)	6/17/31	64,933	—	64,933
TWD	198,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.16% (pays quarterly)	6/17/31	32,348	—	32,348
TWD	357,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.17% (pays quarterly)	6/17/31	55,782	—	55,782
Total						$(2,373,098)	$21	$(2,373,077)
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	$17,542	1.00% (pays quarterly)(4)	0.68%	6/20/31	$279,795	$(137,028)	$142,767
Total	$17,542				$279,795	$(137,028)	$142,767

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahrain	$8,500	1.00% (pays quarterly)(4)	12/20/35	$ 1,156,522	$ (856,574)	$ 299,948
Korea	147,330	1.00% (pays quarterly)(4)	6/20/31	(5,037,511)	4,690,458	(347,053)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	50	1.00% (pays quarterly)(4)	6/20/30	192	(886)	(694)
Markit CDX Emerging Markets Index (CDX.EM.44.V1)	34,255	1.00% (pays quarterly)(4)	12/20/30	273,428	(718,251)	(444,823)
Markit CDX Emerging Markets Index (CDX.EM.45.V1)	202,782	1.00% (pays quarterly)(4)	6/20/31	5,361,796	(9,204,075)	(3,842,279)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V2)	108,853	5.00% (pays quarterly)(4)	12/20/30	(8,533,579)	8,363,081	(170,498)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V1)	48,125	5.00% (pays quarterly)(4)	6/20/31	(3,694,635)	1,978,318	(1,716,317)
Poland	27,220	1.00% (pays quarterly)(4)	6/20/31	(634,604)	429,225	(205,379)
Qatar	40,962	1.00% (pays quarterly)(4)	6/20/31	(1,251,145)	916,237	(334,908)
Saudi Arabia	54,737	1.00% (pays quarterly)(4)	12/20/30	(899,362)	525,098	(374,264)
Saudi Arabia	51,000	1.00% (pays quarterly)(4)	12/20/33	(424,882)	44,504	(380,378)
Saudi Arabia	46,290	1.00% (pays quarterly)(4)	12/20/35	(18,517)	(388,244)	(406,761)
Saudi Arabia	38,000	1.00% (pays quarterly)(4)	6/20/36	54,402	15,239	69,641
South Africa	200,746	1.00% (pays quarterly)(4)	12/20/30	3,580,573	(4,005,427)	(424,854)
Total				$(10,067,322)	$1,788,703	$(8,278,619)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Barclays Bank PLC	$ 2,469	1.00% (pays quarterly)(4)	1.52%	12/20/26	$ (5,200)	$ 23,646	$ 18,446
Petroleos Mexicanos	Barclays Bank PLC	3,209	1.00% (pays quarterly)(4)	1.52	12/20/26	(6,759)	25,936	19,177
Petroleos Mexicanos	Barclays Bank PLC	3,075	1.00% (pays quarterly)(4)	1.71	6/20/27	(20,659)	58,265	37,606
Petroleos Mexicanos	Barclays Bank PLC	5,717	1.00% (pays quarterly)(4)	1.71	6/20/27	(38,408)	92,838	54,430
Petroleos Mexicanos	Deutsche Bank AG	3,586	4.00% (pays monthly)	2.61	7/6/26	24,382	—	24,382
Petroleos Mexicanos	Deutsche Bank AG	3,506	4.20% (pays monthly)	2.61	7/6/26	24,947	—	24,947

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Goldman Sachs International	$ 2,512	1.00% (pays quarterly)(4)	1.50%	6/20/26	$ 1,186	$ 13,199	$ 14,385
Petroleos Mexicanos	Goldman Sachs International	2,000	1.00% (pays quarterly)(4)	1.50	6/20/26	945	3,243	4,188
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(4)	1.50	6/20/26	541	1,935	2,476
Petroleos Mexicanos	Goldman Sachs International	1,146	1.00% (pays quarterly)(4)	1.71	6/20/27	(7,699)	17,963	10,264
Petroleos Mexicanos	Goldman Sachs International	5,789	1.00% (pays quarterly)(4)	1.71	6/20/27	(38,892)	91,355	52,463
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	2,193	1.00% (pays quarterly)(4)	1.67	6/20/27	(13,842)	38,545	24,703
Total		$36,348				$(79,458)	$366,925	$287,467
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Bank of America, N.A.	$ 963	5.00% (pays quarterly)(4)	12/20/26	$ (30,007)	$ 11,235	$ (18,772)
Ecuador	Barclays Bank PLC	540	5.00% (pays quarterly)(4)	12/20/26	(16,826)	5,235	(11,591)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(4)	6/20/31	(231,801)	(137,560)	(369,361)
Saudi Arabia	BNP Paribas	31,500	1.00% (pays quarterly)(4)	12/20/30	(517,564)	334,073	(183,491)
Saudi Arabia	BNP Paribas	40,642	1.00% (pays quarterly)(4)	12/20/30	(667,772)	413,921	(253,851)
Saudi Arabia	Goldman Sachs International	28,800	1.00% (pays quarterly)(4)	6/20/35	(66,033)	(276,640)	(342,673)
United States	Barclays Bank PLC	38,049	0.25% (pays quarterly)(4)	12/20/30	191,109	(174,148)	16,961
United States	BNP Paribas	2,976	0.25% (pays quarterly)(4)	12/20/30	14,948	(18,241)	(3,293)
United States	Deutsche Bank AG	1,984	1.00% (pays quarterly)(4)	12/20/30	7,943	(10,320)	(2,377)
Total					$(1,316,003)	$147,555	$(1,168,448)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(1)	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $53,890,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
ICBC Standard Bank plc	USD	1,097	Total Return on UZS 12,841,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/6/29 (pays upon termination)	Fully Funded[1]	2/6/29	$ 59,859
ICBC Standard Bank plc	USD	1,413	Total Return on UZS 16,265,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/6/29 (pays upon termination)	Fully Funded[1]	2/6/29	52,591
ICBC Standard Bank plc	USD	512	Total Return on UZS 5,907,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	39,032
ICBC Standard Bank plc	USD	709	Total Return on UZS 8,133,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	48,827
JPMorgan Chase Bank, N.A.	USD	4,000	Excess Return on USD - SOFR Index minus 0.85% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	5/14/26	41,587
						$241,896
[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.
Abbreviations:
ADR	– American Depositary Receipt
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
GDR	– Global Depositary Receipt

LME	– London Metal Exchange
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

WTI	– West Texas Intermediate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
ALL	– Albanian Lek
AMD	– Armenian Dram
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CLP	– Chilean Peso
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $2,854,476,987)	$2,973,091,324
Affiliated investments, at value (identified cost $804,068,570)	804,068,570
Cash	55,852,371
Deposits for derivatives collateral:
Centrally cleared derivatives	69,808,401
OTC derivatives	15,890,000
Cash collateral for securities sold short	129,892,552
Foreign currency, at value (identified cost $61,543,382)	61,814,228
Interest and dividends receivable	31,809,245
Dividends receivable from affiliated investments	1,755,817
Receivable for investments sold	16,840,306
Receivable for open forward foreign currency exchange contracts	47,031,272
Receivable for open OTC swap contracts	546,324
Upfront payments on open OTC swap contracts	4,347,821
Tax reclaims receivable	2,160
Trustees' deferred compensation plan	293,792
Total assets	$4,213,044,183
Liabilities
Cash collateral due to brokers	$15,890,000
Payable for reverse repurchase agreements, including accrued interest of $1,967	773,286
Written options outstanding, at value (premiums received $1,646,771)	490,909
Payable for investments purchased	43,469,965
Payable for when-issued securities	8,254,982
Payable for securities sold short, at value (proceeds $289,744,267)	292,986,165
Payable for variation margin on open futures contracts and futures style options	2,085,624
Payable for variation margin on open centrally cleared derivatives	2,398,858
Payable for open forward foreign currency exchange contracts	44,064,508
Payable for open OTC swap contracts	1,185,409
Upfront receipts on open OTC swap contracts	1,131,389
Payable to affiliates:
Investment adviser fee	1,613,841
Trustees' fees	63,473
Trustees' deferred compensation plan	293,792
Interest payable on securities sold short	3,004,655
Accrued foreign capital gains taxes	166,532
Accrued expenses and other liabilities	996,046
Total liabilities	$418,869,434
Net Assets applicable to investors' interest in Portfolio	$3,794,174,749

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $288,656)	$1,573,768
Dividend income from affiliated investments	10,262,990
Interest income (net of foreign taxes withheld of $2,381,769)	117,383,882
Other income	2,070,979
Total investment income	$131,291,619
Expenses
Investment adviser fee	$9,376,571
Trustees’ fees and expenses	108,500
Custodian fee	1,123,413
Legal and accounting services	374,341
Interest expense and fees	72,227
Interest and dividend expense on securities sold short	6,755,633
Miscellaneous	98,401
Total expenses	$17,909,086
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$398,883
Total expense reductions	$398,883
Net expenses	$17,510,203
Net investment income	$113,781,416
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $12,642)	$76,088,131
Written options	1,216,298
Securities sold short	(14,934)
Futures contracts	581,429
Futures style options	(1,558,908)
Swap contracts	361,821
Foreign currency transactions	(668,804)
Forward foreign currency exchange contracts	5,224,108
Net realized gain	$81,229,141
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $158,078)	$13,261,016
Written options	254,110
Securities sold short	4,494,898
Futures contracts	(3,364,696)
Futures style options	(2,364,927)
Swap contracts	(5,971,246)
Foreign currency	(476,931)
Forward foreign currency exchange contracts	(8,734,151)
Net change in unrealized appreciation (depreciation)	$(2,901,927)
Net realized and unrealized gain	$78,327,214
Net increase in net assets from operations	$192,108,630

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$113,781,416	$153,967,122
Net realized gain (loss)	81,229,141	(7,666,763)
Net change in unrealized appreciation (depreciation)	(2,901,927)	110,636,016
Net increase in net assets from operations	$192,108,630	$256,936,375
Capital transactions:
Contributions	$650,733,054	$1,074,138,058
Withdrawals	(32,017,264)	(118,299,586)
Net increase in net assets from capital transactions	$618,715,790	$955,838,472
Net increase in net assets	$810,824,420	$1,212,774,847
Net Assets
At beginning of period	$2,983,350,329	$1,770,575,482
At end of period	$3,794,174,749	$2,983,350,329

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Consolidated Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	1.05%(3)	1.15%	1.10%	1.02%	0.73%	0.70%
Net expenses(2)	1.03%(3)(4)	1.13%(4)	1.09%(4)	1.01%(4)	0.73%(4)	0.70%
Net investment income	6.72%(3)	6.97%	7.07%	6.26%	5.49%	4.60%
Portfolio Turnover	89%(5)	142%	156%	96%	81%	88%
Total Return	5.95%(5)	12.26%	8.70%	9.29%	(3.93)%	4.52%
Net assets, end of period (000’s omitted)	$3,794,175	$2,983,350	$1,770,575	$1,792,136	$1,855,794	$2,563,864
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.40%, 0.48%, 0.41%, 0.37%, 0.08% and 0.06%, of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02%, 0.02%, 0.01%, 0.01% and less than 0.01% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(5)	Not annualized.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2026 were $25,778,898 or 0.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options (other than futures style options), are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts and futures style options are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

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Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Consolidated Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Consolidated Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Consolidated Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Portfolio, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Portfolio during a fiscal year exceed foreign withholding taxes paid by the Portfolio, and the Portfolio previously passed through to its shareholders foreign taxes incurred by the Portfolio to be used as a credit or deduction on a shareholder’s income tax return, the Portfolio may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

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gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

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Notes to Consolidated Financial Statements (Unaudited) — continued

M  Futures Style Options—Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For futures style options, on a daily basis for both purchased and written options, the Portfolio pays or receives variation margin based on the daily fluctuation in market value, and records variation margin in the Consolidated Statement of Assets and Liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in futures style options in the Portfolio’s Consolidated Statement of Operations.
N  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
O  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
P  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Q  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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Notes to Consolidated Financial Statements (Unaudited) — continued

R  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
S  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
T  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
U  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
V  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
W  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
X  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

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Notes to Consolidated Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion but less than $5 billion	0.490%
$5 billion but less than $10 billion	0.475%
$10 billion and over	0.465%
BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $9,376,571 or 0.55% (annualized) of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $398,883 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$1,364,563,059	$1,615,406,979
U.S. Government and Agency Securities	—	806,300
	$1,364,563,059	$1,616,213,279

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Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, securities sold short, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,561,694,973
Gross unrealized appreciation	$84,479,303
Gross unrealized depreciation	(183,028,796)
Net unrealized depreciation	$(98,549,493)
5  Restricted Securities
At April 30, 2026, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 6,622,091
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	8,022,750
Total Restricted Securities			$10,100,000	$14,644,841
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures style options, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Consolidated Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including futures style options, futures contracts and options thereon that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including interest rate futures contracts and options thereon, interest rate swaps and swaptions and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $46,216,879. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $22,803,251 at April 30, 2026.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2026. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2026 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$2,886,567	$ —	$224,534	$1,975,025	$553,510	$5,639,636
Not applicable	1,246,029(1)	10,706,708(1)	—	10,833,713(1)	4,592,682(1)	27,379,132
Receivable for open forward foreign currency exchange contracts	—	—	—	47,031,272	—	47,031,272
Receivable/Payable for open OTC swap contracts; Upfront payments/receipts on open OTC swap contracts	—	266,001	—	—	241,896	507,897
Total Asset Derivatives	$4,132,596	$10,972,709	$224,534	$59,840,010	$5,388,088	$80,557,937
Derivatives not subject to master netting or similar agreements	$4,132,596	$10,706,708	$224,534	$10,833,713	$4,592,682	$30,490,233
Total Asset Derivatives subject to master netting or similar agreements	$ —	$266,001	$ —	$49,006,297	$795,406	$50,067,704
Written options outstanding, at value	$ —	$ —	$ —	$(490,909)	$ —	$(490,909)
Not applicable	(3,380,999)(1)	(20,494,235)(1)	(5,012,185)(1)	(15,583,541)(1)	(7,673,477)(1)	(52,144,437)
Payable for open forward foreign currency exchange contracts	—	—	—	(44,064,508)	—	(44,064,508)
Payable/Receivable for open OTC swap contracts; Upfront payments/receipts on open OTC swap contracts	—	(1,661,462)	—	—	—	(1,661,462)
Total Liability Derivatives	$(3,380,999)	$(22,155,697)	$(5,012,185)	$(60,138,958)	$(7,673,477)	$(98,361,316)
Derivatives not subject to master netting or similar agreements	$(3,380,999)	$(20,494,235)	$(5,012,185)	$(15,583,541)	$(7,673,477)	$(52,144,437)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(1,661,462)	$ —	$(44,555,417)	$ —	$(46,216,879)
(1)	Only the current day’s variation margin on open futures contracts, futures style options and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, futures style options and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$4,773,695	$(3,737,804)	$(1,035,891)	$ —	$ —
Barclays Bank PLC	4,409,070	(4,409,070)	—	—	—
BNP Paribas	14,964	(14,964)	—	—	—

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$2,664,919	$(2,664,919)	$ —	$ —	$ —
Deutsche Bank AG	18,169,754	(3,569,310)	—	(14,110,000)	490,444
Goldman Sachs International	1,822,698	(1,822,698)	—	—	—
HSBC Bank USA, N.A.	699,823	(699,823)	—	—	—
ICBC Standard Bank plc	2,097,878	—	—	(1,780,000)	317,878
JPMorgan Chase Bank, N.A.	10,207,909	(10,207,909)	—	—	—
Societe Generale	712,793	(712,793)	—	—	—
Standard Chartered Bank	4,214,530	(3,027,701)	—	—	1,186,829
State Street Bank and Trust Company	66,968	(66,968)	—	—	—
UBS AG	212,703	(212,703)	—	—	—
	$50,067,704	$(31,146,662)	$(1,035,891)	$(15,890,000)	$1,995,151

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(3,737,804)	$3,737,804	$ —	$ —	$ —
Barclays Bank PLC	(6,504,074)	4,409,070	1,234,690	—	(860,314)
BNP Paribas	(1,573,374)	14,964	1,502,057	—	(56,353)
Citibank, N.A.	(3,072,829)	2,664,919	407,910	—	—
Deutsche Bank AG	(3,569,310)	3,569,310	—	—	—
Goldman Sachs International	(5,003,461)	1,822,698	3,180,763	—	—
HSBC Bank USA, N.A.	(728,918)	699,823	29,095	—	—
JPMorgan Chase Bank, N.A.	(15,787,046)	10,207,909	4,884,808	—	(694,329)
Societe Generale	(1,352,199)	712,793	639,406	—	—
Standard Chartered Bank	(3,027,701)	3,027,701	—	—	—
State Street Bank and Trust Company	(1,184,186)	66,968	873,870	—	(243,348)
UBS AG	(675,977)	212,703	463,274	—	—
	$(46,216,879)	$31,146,662	$13,215,873	$—	$(1,854,344)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2026 is included at Note 8.

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2026 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$(33,026)	$ —	$(2,608,564)	$(439,877)	$(28,781)	$(3,110,248)
Written options	—	—	—	1,216,298	—	1,216,298
Futures contracts	1,618,609	—	(551,748)	—	(485,432)	581,429
Futures style options	(1,558,908)	—	—	—	—	(1,558,908)
Swap contracts	—	(4,107,782)	—	—	4,469,603	361,821
Forward foreign currency exchange contracts	—	—	—	5,224,108	—	5,224,108
Total	$26,675	$(4,107,782)	$(3,160,312)	$6,000,529	$3,955,390	$2,714,500
Change in unrealized appreciation (depreciation):
Investments(1)	$(1,333,058)	$ —	$140,030	$(139,612)	$218,628	$(1,114,012)
Written options	—	—	—	254,110	—	254,110
Futures contracts	1,603,051	—	(4,530,069)	—	(437,678)	(3,364,696)
Futures style options	(2,364,927)	—	—	—	—	(2,364,927)
Swap contracts	—	(5,077,938)	—	—	(893,308)	(5,971,246)
Forward foreign currency exchange contracts	—	—	—	(8,734,151)	—	(8,734,151)
Total	$(2,094,934)	$(5,077,938)	$(4,390,039)	$(8,619,653)	$(1,112,358)	$(21,294,922)
(1)	Relates to purchased options and swaptions.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Purchased Swaptions	Swap Contracts
$128,783,000	$293,277,000	$3,326,048,000	$48,352,000	$2,599,258,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2026, which are indicative of the volume of these derivative types, were approximately $567,290,000 and $104,458,000, respectively. The average number of purchased and written options contracts, including futures style options, outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was 3,349 and 164, respectively.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Australia & New Zealand Banking Group Ltd.	3/20/26	On Demand(1)	2.45%	NZD	1,305,661	$773,286
Total						$773,286
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2026, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the six months ended April 30, 2026, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $768,000 and 2.50%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2026.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2026.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Barclays Bank PLC	$61,707,010	$ —	$(58,458,900)	$ —	$3,248,110
Citibank, N.A.	1,806,750	—	(1,604,468)	—	202,282
JPMorgan Chase Bank, N.A.	15,684,254	—	(15,572,371)	—	111,883
Merrill Lynch International	13,400,835	—	(13,104,770)	—	296,065
Nomura International PLC	172,957,660	—	(162,302,084)	—	10,655,576
	$265,556,509	$ —	$(251,042,593)	$ —	$14,513,916

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Australia & New Zealand Banking Group Ltd.	$(773,286)	$ —	$773,286	$ —	$ —
	$(773,286)	$ —	$773,286	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

9  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $804,068,570, which represents 21.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$456,966,755	$1,632,145,640	$(1,285,043,825)	$ —	$ —	$804,068,570	$10,262,990	804,068,570
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Collateralized Mortgage Obligations	$ —	$ 27,412,397	$ —	$ 27,412,397
Common Stocks	21,147,449	187,996,404**	—	209,143,853
Convertible Bonds	—	1,075,745	—	1,075,745
Credit Linked Notes	—	2,609,108	—	2,609,108
Foreign Corporate Bonds	—	205,510,254	0	205,510,254
Insurance Linked Securities	—	—	45,025,651	45,025,651
Loan Participation Notes	—	—	5,258,038	5,258,038
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	15,416,707	—	15,416,707
Sovereign Government Bonds	—	1,216,572,366	—	1,216,572,366
Sovereign Loans	—	36,098,359	—	36,098,359
U.S. Government Agency Mortgage-Backed Securities	—	2,852,625	—	2,852,625
U.S. Government Guaranteed Small Business Administration Loans	—	2,373,958	—	2,373,958
Short-Term Investments:
Affiliated Fund	804,068,570	—	—	804,068,570
Repurchase Agreements	—	265,556,509	—	265,556,509
Sovereign Government Securities	—	192,152,945	—	192,152,945
U.S. Treasury Obligations	—	740,393,173	—	740,393,173
Purchased Currency Options	—	1,975,025	—	1,975,025
Purchased Interest Rate Swaptions	—	553,510	—	553,510
Purchased Call Options	1,494,727	—	—	1,494,727

Global Macro Portfolio
April 30, 2026
Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Purchased Put Options	$ 1,558,090	$ 58,284	$ —	$ 1,616,374
Total Investments	$828,268,836	$2,898,607,369	$50,283,689	$3,777,159,894
Forward Foreign Currency Exchange Contracts	$ —	$ 57,864,985	$ —	$ 57,864,985
Futures Contracts	2,878,732	—	—	2,878,732
Swap Contracts	—	14,174,584	—	14,174,584
Total	$831,147,568	$2,970,646,938	$50,283,689	$3,852,078,195
Liability Description
Securities Sold Short	$(86,877,856)	$ (206,108,309)	$ —	$ (292,986,165)
Written Currency Options	—	(490,909)	—	(490,909)
Forward Foreign Currency Exchange Contracts	—	(59,648,049)	—	(59,648,049)
Futures Contracts	(8,160,430)	(208,227)	—	(8,368,657)
Purchased Call Futures Style Options	(2,364,927)	—	—	(2,364,927)
Swap Contracts	—	(27,488,774)	—	(27,488,774)
Total	$(97,403,213)	$ (293,944,268)	$ —	$ (391,347,481)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

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EAGMX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026